UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc. April 30, 2012
HSBC World Selection Funds
Semi-Annual Report
	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

Table of Contents

HSBC World Selection Funds
Semi-Annual Report - April 30, 2012

Glossary of Terms
Chairman’s Message	4
President’s Message	6
Commentary From the Investment Manager	7
Portfolio Reviews	8
Schedules of Portfolio Investments
Aggressive Strategy Fund	18
Balanced Strategy Fund	19
Moderate Strategy Fund	20
Conservative Strategy Fund	21
Income Strategy Fund	22
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	37
Investment Adviser Contract Approval	45
Table of Shareholder Expenses	49

HSBC Portfolios
Schedules of Portfolio Investments
HSBC Growth Portfolio	52
HSBC Opportunity Portfolio	54
Statements of Assets and Liabilities	56
Statements of Operations	57
Statements of Changes in Net Assets	58
Financial Highlights	59
Notes to Financial Statements	60
Investment Adviser Contract Approval	65
Table of Shareholder Expenses	68
Other Information	69

Glossary of Terms

BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of USD-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Barclays Capital U.S. High-Yield Corporate Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Citigroup U.S. Domestic 3-Month Treasury Bill Index is an unmanaged market value-weighted index of public obligations of the U.S. Treasury with maturities of three months.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI EM Index consists of the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

Chairman’s Message

June 11, 2012

To Our Investors:

Investors today face a number of troubling macroeconomic issues, including a U.S. economy still struggling to recover from the widespread global downturn that began more than four years ago. Despite modest improvements in certain areas, such as the housing market and corporate profits, the economy still faced major headwinds, particularly from continued weakness in the U.S. job market. A lack of clarity on the economic outlook has led to considerable volatility in the markets: Stocks seem to rally strongly one week only to falter and shed those gains the following week. Meanwhile, conservative assets such as Treasury and money market securities have seen yields fall to historically low levels. These low yields are due in part to Federal Reserve actions designed to keep interest rates low in hopes of jumpstarting the economy.

Europe’s debt woes also are a significant source of worry for investors today. Concerns are mounting that efforts by the European Central Bank and eurozone governments to rein in the region’s debt crisis have been insufficient, and that the specter of economic recession and even default continues to loom over the region. Meanwhile governments in Europe face pressures to address their debt issues while curbing spending. It is unclear how the European debt crisis will play out, but we expect that it may take several years for these issues to unwind.

We are keeping a close watch on potential regulatory changes in the money markets. In response to a period of market illiquidity and disruptions in 2008, the U.S. Securities and Exchange Commission has engaged in an ongoing examination of the money market fund model to determine whether changes are needed. That initiative led to rule changes in 2010, and the possibility of more changes to protect money market funds from the risk of broad-based, large-scale redemptions. Two options under consideration would impose capital requirements and limitations or fees on redemptions, among other restrictions.

The money market fund industry has expressed concerns with these proposals, and it appears that there is insufficient support for additional money market fund reforms among the five SEC commissioners. However, there is the possibility that the Financial Stability Oversight Council (FSOC) may intervene in the matter if the SEC does not adopt additional reforms. Federal Reserve Bank Chairman Ben Bernanke, who is a member of the FSOC, recently expressed his support for increased regulation of money market funds.

At this point, it is not possible to predict where this debate will end and what reform, if any, will ultimately be adopted. We will continue to monitor reform proposals as we work to provide the best money market fund structures and products to meet the needs of our shareholders.

Assets in our money market funds continue to decline due in large part to the historically low yields available in the money markets. HSBC Global Asset Management (USA) Inc., the Funds’ investment advisor, along with the Funds’ other service providers provided yield support of approximately $9.9 million, during the six months’ ended April 30, 2012, to the HSBC Money Market Funds.

4       HSBC FAMILY OF FUNDS

Chairman’s Message (continued)

We are pleased to introduce two new funds in this semi-annual report. The HSBC World Selection Income Strategy Fund and the HSBC Total Return Fund. The Income Strategy Fund seeks to provide current income by investing primarily in underlying funds by utilizing a “fund of funds” structure. The Total Return Fund seeks to maximize total return which is comprised of capital appreciation and income. The Fund seeks to achieve its investment objective by investing its assets in issuers that are economically tied to emerging market countries.

During the period, due to small asset bases and dwindling investor demand, we liquidated the HSBC Investor Value Fund, the HSBC Investor International Equity and the HSBC Investor Overseas Equity Fund. We continue to review the fund offerings of the HSBC Fund Family to meet the needs of our clients.

Cordially,
Michael Seely

Chairman, HSBC Funds

This literature must be preceded or accompanied by an effective prospectus for the HSBC Funds. Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. To obtain more information, for clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 or visit www.investorfunds.us.hsbc.com. For other investors and prospective investors, please call the Funds directly at 1-888-936-4722 or visit or www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSBC FAMILY OF FUNDS       5

President’s Message

Dear Shareholder,

Welcome to the HSBC Funds semi-annual report, covering the period between November 1, 2011 and April 30, 2012. This report offers detailed information about your Funds’ investment results. We encourage you to review it carefully.

Inside these pages you will find a letter from the Funds’ Chairman, Michael Seely, in which he comments on recent market developments. The report also includes commentary from the Funds’ portfolio managers in which they discuss the investment markets and their respective Fund’s performance. Each commentary may also be accompanied by the Fund’s return for the period, listed alongside the returns of its benchmark index and peer group average for comparative purposes.

On March 20 of this year we launched the World Selection Income Strategy Fund. This Fund adds an income-oriented strategy to the World Selection suite of funds, which includes the Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy Funds.

On March 30, we also launched the HSBC Total Return Fund. The launch of this fund further expands on our offerings in the emerging markets – one of HSBC’s core strengths. The Total Return Fund joins the Emerging Markets Debt Fund, the Emerging Markets Local Debt Fund, and the Frontier Markets Fund as our initial fund offerings in this exciting segment of the investment market

In closing, we would like to thank you for investing through the HSBC Funds. We continue to focus the HSBC Fund Family on long-term investment solutions to assist our customers in reaching their financial goals. We appreciate the trust you place in us, and will continue working to earn it. Please contact us at any time with questions or concerns.

Sincerely,

Richard A. Fabietti

President

6       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager

HSBC Global Asset Management (USA) Inc.

U.S. Economic Review
The global economy’s recovery from a historic downturn regained momentum during the six-month period between November 1, 2011 and April 30, 2012 after slowing throughout much of 2011. Moderate economic growth was fueled by increased consumer confidence, improved U.S. economic data, continued strength in emerging economies and better-than-expected corporate earnings. The economic recovery continued to benefit from the Federal Reserve Board’s pledge to maintain the federal funds rate—a key factor in lending rates—at a historically low target range between 0.00% and 0.25% through 2014.

As the period began, ongoing concerns about the eurozone debt crisis continued to fuel fears of a new global recession. However, financial markets underwent a significant shift from the volatile and bearish events of the previous six months. Fears about Europe began to subside somewhat during the first months of 2012, due in part to efforts by the European Central Bank (ECB) to stabilize the region’s banking system through infusions of capital. Meanwhile, moderate economic growth in the U.S. and, although slowing, still relatively strong growth in emerging markets helped assuage fears of a global economic downturn.

The ECB efforts to stem a liquidity crisis in European nations during the period helped alleviate fears of deepening credit problems in the eurozone. In December, the ECB began distributing inexpensive loans to European banks as part of its long-term refinancing operation (LTRO) and in March began making similar loans from an even larger pool of funds. The LTRO appeared to stabilize financial markets in the short term, but significant uncertainties remained regarding the long-term prospects of peripheral European economies to regain their competitiveness and avoid the threat of defaults. The ability of countries such as Italy, Greece and Spain to regain the confidence of the markets remained in doubt, and the long-term impact of austerity programs on economic growth also raised concerns.

Growth remained robust in many emerging economies during the period, and inflation, which had been a significant concern in previous months, eased in some nations. Economic growth in China slowed due to declining exports and industrial production as well as low levels of lending. But most signs indicated that robust domestic demand would prevent a “hard landing” for the Chinese economy. Oil prices eased somewhat during the period.

U.S. Gross Domestic Product (“GDP”)1 grew at 3.0% during the fourth quarter of 2011, a significant increase from the previous quarter. A preliminary estimate puts GDP during the first quarter at 1.9%. Job creation was robust during much of the period, and jobless claims continued a generally downward trend. However, unemployment remained relatively high. The housing market showed signs of improvement. Home sales began to stabilize and inventories began to decrease. Meanwhile, encouraging economic data bolstered the recovery. Reports showed that motor vehicle sales were strong, U.S. exports had accelerated and industrial production had increased.

Market Review
The period began with the final stretch of a sell-off in U.S. equity markets that had begun in mid-summer. After bottoming out in late November, equities changed direction with a strong rally that persisted through the duration of the period. Equities’ strong performance during the period was supported by increased optimism that the U.S. would avoid a “double dip” recession—a threat that preoccupied investors in 2011. During the period, stocks in cyclical sectors tended to perform best, while more defensive sectors lagged behind.

Stocks in other developed economies rose, too. Japanese equities performed especially well due to a strong economic rebound during the first quarter of 2012. European stocks made gains, but lagged behind U.S. markets. The S&P 500 Index1 of large-company stocks returned 12.77% for the six months ended April 2012. The MSCI EAFE Index1 of developed foreign markets returned 2.71% for the period as a whole, while the MSCI EM Index1 returned 4.02%.

Among fixed-income securities, yields on U.S. Treasury bonds increased during the period, sending prices lower. Investment grade corporate bonds showed strength, as investors sought additional yield in a low interest rate environment. High-yield bonds performed especially well as their yield spread over U.S. Treasuries declined during the period. Fixed-income markets in emerging economies performed well, as investors became more confident in the credit worthiness of emerging nations and were attracted to the additional yield of such securities. The Barclays Capital U.S. Aggregate Bond Index1, which tracks the broad investment-grade fixed-income market, returned 2.44% for the six months ended April 30, 2012, while the Barclays Capital U.S. High-Yield Corporate Bond Index1 returned 6.91%.

1 For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)

Aggressive Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)
by Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Aggressive Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns
Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
The Fund returned 7.80% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2012. That compared to the 12.77%, 2.71%, 2.44%, 6.45% and 0.02% total returns for the Fund’s benchmarks the S&P 500 Index1, MSCI EAFE Index1, Barclays Capital U.S. Aggregate Bond Index1, BofA Merrill Lynch U.S. High Yield Master II Index1 and the Citigroup U.S. Domestic 3-Month Treasury Bill Index1, respectively. The Fund’s primary performance benchmark is the S&P 500 Index.

Portfolio Performance
The World Selection Funds aim to provide superior risk adjusted returns relative to a single asset class investment over the long term. The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving this objective. Each World Selection Fund has a strategic asset allocation, which represents a carefully constructed blend of asset classes, regions, and currencies to meet the longer-term investment goals.

All major equity markets posted overall positive returns during the six-month period ended April 2012. After a volatile fourth quarter in 2011, investors were compensated with strong returns in riskier asset classes during January and February 2012. These returns were driven mainly by better-than-expected economic data from developed markets and efforts by eurozone governments and the European Central Bank to address the European debt crisis. Against this backdrop, investor sentiment improved and equity market volatility returned to levels more in line with the period before the global financial crisis.

The Fund performed well in that environment, and benefited in particular from its strategic allocation to riskier asset classes such as equities and global high-yield bonds during the period. Within the Fund’s equity portfolio, we favored emerging market equities over their developed market equivalents. We believed such equities offered attractive valuations and a more robust macroeconomic picture.*

Within the Fund’s fixed-income segment, we favored corporate bonds, and in particular global high-yield bonds. We believed such investments offered better total return potential than other options in the fixed-income market.*

During the period the Fund benefited from its exposure to alternative asset classes such as commodities and private equity.*

*  Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

Aggressive Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	Since
As of April 30, 2012	Date	Months*	Year	Year	Inception		Gross	Net
Aggressive Strategy Fund Class A1	2/14/05	2.41	-10.47	-1.08	3.95		2.19	1.88
Aggressive Strategy Fund Class B2	2/9/05	3.30	-10.23	-0.81	4.07		2.94	2.63
Aggressive Strategy Fund Class C3	6/9/05	6.27	-7.48	-0.80	4.11		2.94	2.63
S&P 500 Index[5]	—	12.77	4.76	1.01	4.37	[6]	N/A	N/A
MSCI EAFE Index[5]	—	2.71	-12.38	-4.25	3.56	[6]	N/A	N/A
Barclays Capital U.S. Aggregate Bond Index[5]	—	2.44	7.54	6.37	5.43	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	6.45	5.15	7.77	7.81	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	1.03	1.99	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2013.

Certain returns shown include monies received by series of HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
[4]	Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25%, and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2013. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.
[5]	For additional information, please refer to the Glossary of Terms.
[6]	Return for the period February 9, 2005 to April 30, 2012.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)

Balanced Strategy Fund (Class A Shares, Class B Shares and Class C Shares) by Randeep Brar, CFA, Senior Vice President/Portfolio Manager Caroline Hitch, Senior Portfolio Manager

The Balanced Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns
Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
The Fund returned 6.71% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2012. That compared to the 12.77%, 2.71%, 2.44%, 6.45% and 0.02% total returns for the Fund’s benchmarks the S&P 500 Index1, MSCI EAFE Index1, Barclays Capital U.S. Aggregate Bond Index1, BofA Merrill Lynch U.S. High Yield Master II Index1 and the Citigroup U.S. Domestic 3-Month Treasury Bill Index1, respectively. The Fund’s primary performance benchmark is the S&P 500 Index.

Portfolio Performance
The World Selection Funds aim to provide superior risk adjusted returns relative to a single asset class investment over the long term. The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving this objective. Each World Selection Fund has a strategic asset allocation, which represents a carefully constructed blend of asset classes, regions, and currencies to meet the longer-term investment goals.

All major equity markets posted overall positive returns during the six-month period ended April 2012. After a volatile fourth quarter in 2011, investors were compensated with strong returns in riskier asset classes during January and February 2012. These returns were driven mainly by better-than-expected economic data from developed markets and efforts by eurozone governments and the European Central Bank to address the European debt crisis. Against this backdrop, investor sentiment improved and equity market volatility returned to levels more in line with the period before the global financial crisis.

The Fund performed well in that environment, and benefited in particular from its strategic allocation to riskier asset classes such as equities and global high-yield bonds during the period. Within the Fund’s equity portfolio, we favored emerging market equities over their developed market equivalents. We believed such equities offered attractive valuations and a more robust macroeconomic picture.*

Within the Fund’s fixed-income segment, we favored corporate bonds, and in particular global high-yield bonds. We believed such investments offered better total return potential than other options in the fixed-income market.*

During the period the Fund benefited from its exposure to alternative asset classes such as commodities and private equity.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

Balanced Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	Since
As of April 30, 2012	Date	Months*	Year	Year	Inception		Gross	Net
Balanced Strategy Fund Class A1	2/8/05	1.33	-7.87	0.15	4.51		1.79	1.79
Balanced Strategy Fund Class B2	2/1/05	2.30	-7.48	0.44	4.75		2.54	2.54
Balanced Strategy Fund Class C3	4/27/05	5.40	-4.62	0.45	4.85		2.54	2.54
S&P 500 Index[5]	—	12.77	4.76	1.01	4.40	[6]	N/A	N/A
MSCI EAFE Index[5]	—	2.71	-12.38	-4.25	3.54	[6]	N/A	N/A
Barclays Capital U.S. Aggregate Bond Index[5]	—	2.44	7.54	6.37	5.52	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	6.45	5.15	7.77	7.92	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	1.03	1.98	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
[4]	Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.
[5]	For additional information, please refer to the Glossary of Terms.
[6]	Return for the period February 1, 2005 to April 30, 2012.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews (Unaudited)

Moderate Strategy Fund (Class A Shares, Class B Shares and Class C Shares) by Randeep Brar, CFA, Senior Vice President/Portfolio Manager Caroline Hitch, Senior Portfolio Manager

The Moderate Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns
Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
The Fund returned 5.81% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2012. That compared to the 12.77%, 2.71%, 2.44%, 6.45% and 0.02% total returns for the Fund’s benchmarks the S&P 500 Index1, MSCI EAFE Index1, Barclays Capital U.S. Aggregate Bond Index1, BofA Merrill Lynch U.S. High Yield Master II Index1 and the Citigroup U.S. Domestic 3-Month Treasury Bill Index1, respectively. The Fund’s primary performance benchmark is the S&P 500 Index.

Portfolio Performance
The World Selection Funds aim to provide superior risk adjusted returns relative to a single asset class investment over the long term. The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving this objective. Each World Selection Fund has a strategic asset allocation, which represents a carefully constructed blend of asset classes, regions, and currencies to meet the longer-term investment goals.

All major equity markets posted overall positive returns during the six-month period ended April 2012. After a volatile fourth quarter in 2011, investors were compensated with strong returns in riskier asset classes during January and February 2012. These returns were driven mainly by better-than-expected economic data from developed markets and efforts by eurozone governments and the European Central Bank to address the European debt crisis. Against this backdrop, investor sentiment improved and equity market volatility returned to levels more in line with the period before the global financial crisis.

The Fund performed well in that environment, and benefited in particular from its strategic allocation to riskier asset classes such as equities and global high-yield bonds during the period. Within the Fund’s equity portfolio, we favored emerging market equities over their developed market equivalents. We believed such equities offered attractive valuations and a more robust macroeconomic picture.*

Within the Fund’s fixed-income segment, we favored corporate bonds, and in particular global high-yield bonds. We believed such investments offered better total return potential than other options in the fixed-income market.*

During the period the Fund benefited from its exposure to alternative asset classes such as commodities and private equity.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

Moderate Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	Since
As of April 30, 2012	Date	Months*	Year	Year	Inception		Gross	Net
Moderate Strategy Fund Class A1	2/3/05	0.56	-6.15	0.97	4.22		1.80	1.80
Moderate Strategy Fund Class B2	2/1/05	1.34	-5.83	1.25	4.40		2.55	2.55
Moderate Strategy Fund Class C3	6/9/05	4.40	-2.92	1.25	4.16		2.55	2.55
S&P 500 Index[5]	—	12.77	4.76	1.01	4.40	[6]	N/A	N/A
MSCI EAFE Index[5]	—	2.71	-12.38	-4.25	3.54	[6]	N/A	N/A
Barclays Capital U.S. Aggregate Bond Index[5]	—	2.44	7.54	6.37	5.52	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	6.45	5.15	7.77	7.92	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	1.03	1.98	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
[4]	Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.
[5]	For additional information, please refer to Glossary of Terms.
[6]	Return for the period February 1, 2005 to April 30, 2012.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 13

Portfolio Reviews (Unaudited)

Conservative Strategy Fund (Class A Shares, Class B Shares and Class C Shares) by Randeep Brar, CFA, Senior Vice President/Portfolio Manager Caroline Hitch, Senior Portfolio Manager

The Conservative Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns
Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
The Fund returned 4.89% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2012. That compared to the 12.77%, 2.71%, 2.44%, 6.45% and 0.02% total returns for the Fund’s benchmarks the S&P 500 Index1, MSCI EAFE Index1, Barclays Capital U.S. Aggregate Bond Index1, BofA Merrill Lynch U.S. High Yield Master II Index1 and the Citigroup U.S. Domestic 3-Month Treasury Bill Index1, respectively. The Fund’s primary performance benchmark is the S&P 500 Index.

Portfolio Performance
The World Selection Funds aim to provide superior risk adjusted returns relative to a single asset class investment over the long term. The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving this objective. Each World Selection Fund has a strategic asset allocation, which represents a carefully constructed blend of asset classes, regions, and currencies to meet the longer-term investment goals.

All major equity markets posted overall positive returns during the six-month period ended April 2012. After a volatile fourth quarter in 2011, investors were compensated with strong returns in riskier asset classes during January and February 2012. These returns were driven mainly by better-than-expected economic data from developed markets and efforts by eurozone governments and the European Central Bank to address the European debt crisis. Against this backdrop, investor sentiment improved and equity market volatility returned to levels more in line with the period before the global financial crisis.

The Fund performed well in that environment, and benefited in particular from its strategic allocation to riskier asset classes such as equities and global high-yield bonds during the period. Within the Fund’s equity portfolio, we favored emerging market equities over their developed market equivalents. We believed such equities offered attractive valuations and a more robust macroeconomic picture.

Within the Fund’s fixed-income segment, we favored corporate bonds, and in particular global high-yield bonds. We believed such investments offered better total return potential than other options in the fixed-income market.*

During the period the Fund benefited from its exposure to alternative asset classes such as commodities and private equity.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

14       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

Conservative Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	Since
As of April 30, 2012	Date	Months*	Year	Year	Inception		Gross	Net
Conservative Strategy Fund Class A1	2/23/05	-0.39	-4.00	1.57	3.81		1.95	1.95
Conservative Strategy Fund Class B2	2/17/05	0.48	-3.64	1.88	3.85		2.70	2.70
Conservative Strategy Fund Class C3	4/19/05	3.51	-0.75	1.95	4.18		2.70	2.70
S&P 500 Index[5]	—	12.77	4.76	1.01	4.27	[6]	N/A	N/A
MSCI EAFE Index[5]	—	2.71	-12.38	-4.25	3.21	[6]	N/A	N/A
Barclays Capital U.S. Aggregate Bond Index[5]	—	2.44	7.54	6.37	5.55	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	6.45	5.15	7.77	7.80	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	1.03	2.00	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Portfolios, in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
[4]	Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.
[5]	For additional information, please refer to the Glossary of Terms.
[6]	Return for the period February 17, 2005 to April 30, 2012.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       15

Portfolio Reviews (Unaudited)

HSBC Income Strategy Fund (Class A Shares, Class B Shares and Class C Shares) Randeep Brar, CFA, Senior Vice President/Portfolio Manager Caroline Hitch, Senior Portfolio Manager

The Income Strategy Fund (the “Fund”) is a “fund of funds” which primarily seeks current income and secondarily seeks to provide long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns
Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

16 HSBC FAMILY OF FUNDS

Portfolio Reviews

Portfolio Composition*–as of April 30, 2012
HSBC World Selection Funds (Unaudited)

Aggressive Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Domestic Equities	58.6
International Equities	25.3
Fixed Income	10.6
Alternatives	5.3
Cash	0.2
Total	100.0

Balanced Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Domestic Equities	42.4
International Equities	24.3
Fixed income	22.2
Alternatives	10.7
Cash	0.4
Total	100.0

Moderate Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	36.2
Domestic Equities	28.5
International Equities	22.6
Alternatives	11.1
Cash	1.6
Total	100.0

Conservative Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	54.1
Domestic Equities	17.6
International Equities	16.4
Alternatives	10.2
Cash	1.7
Total	100.0

Income Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	72.7
International Equities	15.2
Domestic Equities	9.5
Alternatives	1.5
Cash	1.1
Total	100.0

HSBC Portfolios

HSBC Growth Portfolio
Percentage of
Investment Allocation	Investments at Value(%)
Computers & Peripherals	9.7
Software	7.3
Internet Software & Services	7.0
IT Services	6.5
Machinery	5.5
Internet & Catalog Retail	4.9
Hotels, Restaurants & Leisure	4.7
Health Care Providers & Services	4.6
Textiles, Apparel & Luxury Goods	4.0
Oil, Gas & Consumable Fuels	3.5
Communications Equipment	3.4
Road & Rail	3.4
Chemicals	3.3
Capital Markets	3.3
Aerospace & Defense	2.8
Diversified Financial Services	2.8
Biotechnology	2.7
Investment Companies	2.6
Energy Equipment & Services	2.6
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.3
Pharmaceuticals	1.8
Real Estate Investment Trusts (REITs)	1.7
Specialty Retail	1.5
Construction & Engineering	1.3
Auto Components	1.2
Personal Products	0.8
Health Care Technology	0.7
Semiconductors & Semiconductor Equipment	0.7
Media	0.5
Metals & Mining	0.4
Total	100.0

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value(%)
Specialty Retail	11.4
Machinery	7.4
Road & Rail	5.6
Oil, Gas & Consumable Fuels	5.4
IT Services	5.2
Health Care Equipment & Supplies	4.6
Semiconductors & Semiconductor Equipment	4.6
Aerospace & Defense	4.3
Investment Companies	4.0
Containers & Packaging	3.7
Trading Companies & Distributors	3.7
Software	3.5
Chemicals	3.5
Commercial Banks	3.1
Energy Equipment & Services	3.1
Capital Markets	2.9
Electrical Equipment	2.7
Food Products	2.7
Pharmaceuticals	2.3
Health Care Providers & Services	2.2
Life Sciences Tools & Services	2.0
Professional Services	2.0
Insurance	2.0
Commercial Services & Supplies	1.8
Real Estate Management & Development	1.7
Communications Equipment	1.6
Diversified Financial Services	1.2
Personal Products	1.2
Textiles, Apparel & Luxury Goods	0.4
Wireless Telecommunication Services	0.3
Total	100.0
____________________

*	Portfolio composition is subject to change.

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Affiliated Investment Company—0.1%
	Shares	Value($)
HSBC Prime Money Market
Fund, Class I Shares, 0.17%(a)	27,119	27,119
TOTAL AFFILIATED
INVESTMENT COMPANIES
(COST $27,119)		27,119

Affiliated Portfolios—18.9%
HSBC Growth Portfolio		2,742,277
HSBC Opportunity Portfolio		758,343
TOTAL AFFILIATED
PORTFOLIOS		3,500,620

Unaffiliated Investment Companies—56.2%
Artisan Value Fund, Class IV Shares	110,543	1,223,710
Brown Advisory Growth Equity Fund,
Institutional Shares	20,514	305,447
Columbia High Yield Bond Fund,
Class Z Shares	297,340	844,445
CRM Small/Mid Cap Value Fund,
Institutional Shares	50,870	758,469
Delaware Emerging Markets Fund,
Class I Shares	72,132	986,050
Dreyfus Global Real Estate Securities Fund,
Class I Shares	5,588	43,308
EII Global Property Fund,
Institutional Shares	4,143	64,552
Janus Flexible Bond Fund,
Institutional Shares	3,873	41,717
JPMorgan Equity Income Fund,
Class I Shares	178,218	1,821,392
JPMorgan High Yield Fund,
Select Shares	106,425	842,888
Lord Abbett Core Fixed Income Fund,
Institutional Shares	5,219	58,291
Lord Abbett International Core Equity Trust,
Class I Shares	171,051	1,975,639
Metropolitan West Total Return Bond Fund,
Institutional Shares	3,925	41,647
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(a)	9,270	9,270
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	10,482	70,545
PIMCO Total Return Fund,
Institutional Shares	6,934	77,798
T. Rowe Price New Income Fund,
Retail Shares	5,960	58,234
Trilogy Emerging Markets Equity Fund,
Institutional Shares	137,969	1,219,643
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $10,148,942)		10,443,045

Exchange Traded Funds—24.8%
iShares MSCI Emeging Markets
Index Fund	11,369	479,772
PowerShares Global Listed Private
Equity Portfolio ETF	92,687	858,282
SPDR S&P 500 ETF Trust	23,348	3,263,350
TOTAL EXCHANGE TRADED
FUND (COST $4,559,187)		4,601,404
TOTAL INVESTMENT
SECURITIES—100.0%		18,572,188
____________________

Percentages indicated are based on net assets of $18,572,627.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Affiliated Investment Companies—8.1%
	Shares	Value($)
HSBC Emerging Markets Debt Fund,
Class I Shares	397,488	4,265,046
HSBC Prime Money Market Fund,
Class I Shares, 0.17%(a)	141,894	141,894
TOTAL AFFILIATED
INVESTMENT COMPANIES
(COST $4,257,664)		4,406,940

Affiliated Portfolios—13.8%
HSBC Growth Portfolio		5,901,071
HSBC Opportunity Portfolio		1,635,937
TOTAL AFFILIATED
PORTFOLIOS		7,537,008

Unaffiliated Investment Companies—57.1%
Artisan Value Fund, Class IV Shares	235,561	2,607,656
Brown Advisory Growth Equity Fund,
Institutional Shares	44,000	655,157
Columbia High Yield Bond Fund,
Class Z Shares	1,265,554	3,594,174
CRM Small/Mid Cap Value Fund,
Institutional Shares	108,794	1,622,115
Delaware Emerging Markets Fund,
Class I Shares	111,018	1,517,614
Dreyfus Global Real Estate Securities Fund,
Class I Shares	52,387	406,002
EII Global Property Fund,
Institutional Shares	37,959	591,407
Janus Flexible Bond Fund,
Institutional Shares	53,451	575,672
JPMorgan Equity Income Fund,
Class I Shares	380,895	3,892,751
JPMorgan High Yield Fund,
Select Shares	453,066	3,588,284
Lord Abbett Core Fixed Income Fund,
Institutional Shares	72,011	804,365
Lord Abbett International Core Equity Trust,
Class I Shares	315,074	3,639,108
Metropolitan West Total Return Bond Fund,
Institutional Shares	54,158	574,615
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(a)	59,877	59,878
PIMCO Commodity RealReturn Strategy
Fund, Institutional Shares	508,012	3,418,919
PIMCO Total Return Fund,
Institutional Shares	95,667	1,073,379
T. Rowe Price New Income Fund,
Retail Shares	82,240	803,487
Trilogy Emerging Markets Equity Fund,
Institutional Shares	206,543	1,825,836
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $31,284,138)		31,250,419

Exchange Traded Funds—21.2%
iShares iBoxx $ Investment Grade
Corporate Bond Fund	9,631	1,121,819
iShares MSCI Emerging Markets
Index Fund	39,022	1,646,728
PowerShares Global Listed Private
Equity Portfolio ETF	197,878	1,832,350
SPDR S&P 500 ETF Trust	49,997	6,988,081
TOTAL EXCHANGE TRADED
FUND (COST $11,420,662)		11,588,978
TOTAL INVESTMENT
SECURITIES—100.2%		54,783,345
____________________

Percentages indicated are based on net assets of $54,684,554.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

MODERATE STRATEGY FUND

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Affiliated Investment Companies—10.5%
	Shares	Value($)
HSBC Emerging Markets Debt Fund,
Class I Shares	397,325	4,263,300
HSBC Prime Money Market Fund,
Class I Shares, 0.17%(a)	767,369	767,369
TOTAL AFFILIATED
INVESTMENT COMPANIES
(COST $4,843,500)		5,030,669

Affiliated Portfolios—9.1%
HSBC Growth Portfolio		3,423,757
HSBC Opportunity Portfolio		949,066
TOTAL AFFILIATED
PORTFOLIOS		4,372,823

Unaffiliated Investment Companies—66.1%
Artisan Value Fund, Class IV Shares	140,168	1,551,658
ASG Global Alternatives Fund,
Class Y Shares	33,334	354,677
Brown Advisory Growth Equity Fund,
Institutional Shares	25,991	387,012
Columbia High Yield Bond Fund,
Class Z Shares	1,095,890	3,112,328
CRM Small/Mid Cap Value Fund,
Institutional Shares	65,336	974,163
Delaware Emerging Markets Fund,
Class I Shares	69,049	943,902
Dreyfus Global Real Estate Securities Fund,
Class I Shares	43,355	336,001
EII Global Property Fund,
Institutional Shares	29,983	467,135
Janus Flexible Bond Fund,
Institutional Shares	145,218	1,563,994
JPMorgan Equity Income Fund,
Class I Shares	232,644	2,377,617
JPMorgan High Yield Fund,
Select Shares	392,344	3,107,362
Lord Abbett Core Fixed Income Fund,
Institutional Shares	195,639	2,185,289
Lord Abbett International Core Equity Trust,
Class I Shares	273,582	3,159,872
Metropolitan West Total Return Bond Fund,
Institutional Shares	147,134	1,561,093
PIMCO Commodity RealReturn Strategy
Fund, Institutional Shares	519,428	3,495,751
PIMCO Total Return Fund,
Institutional Shares	259,902	2,916,096
T. Rowe Price New Income Fund,
Retail Shares	223,426	2,182,877
Trilogy Emerging Markets Equity Fund,
Institutional Shares	130,355	1,152,339
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $31,947,266)		31,829,166

Exchange Traded Funds—14.5%
iShares iBoxx $ Investment Grade
Corporate Bond Fund	6,978	812,797
iShares MSCI Emerging Markets
Index Fund	24,471	1,032,676
PowerShares Global Listed Private
Equity Portfolio ETF	112,402	1,040,843
SPDR S&P 500 ETF Trust	29,275	4,091,767
TOTAL EXCHANGE TRADED
FUND (COST $6,842,785)		6,978,083
TOTAL INVESTMENT
SECURITIES—100.2%		48,210,741
____________________

Percentages indicated are based on net assets of $48,128,988.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Affiliated Investment Companies—10.4%
	Shares	Value($)
HSBC Emerging Markets Debt Fund,
Class I Shares	185,980	1,995,570
HSBC Prime Money Market Fund,
Class I Shares, 0.17%(a)	363,054	363,054
TOTAL AFFILIATED
INVESTMENT COMPANIES
(COST $2,273,319)		2,358,624

Affiliated Portfolios—5.6%
HSBC Growth Portfolio		978,943
HSBC Opportunity Portfolio		272,621
TOTAL AFFILIATED
PORTFOLIOS		1,251,564

Unaffiliated Investment Companies—75.8%
Artisan Value Fund, Class IV Shares	39,999	442,791
ASG Global Alternatives Fund,
Class Y Shares	58,822	625,869
Brown Advisory Growth Equity Fund,
Institutional Shares	7,316	108,939
Columbia High Yield Bond Fund,
Class Z Shares	483,134	1,372,103
CRM Small/Mid Cap Value Fund,
Institutional Shares	18,478	275,500
Delaware Emerging Markets Fund,
Class I Shares	7,991	109,238
Dreyfus Global Real Estate Securities Fund,
Class I Shares	4,675	36,228
EII Global Property Fund,
Institutional Shares	3,724	58,017
Janus Flexible Bond Fund,
Institutional Shares	126,750	1,365,098
JPMorgan Equity Income Fund,
Class I Shares	66,533	679,969
JPMorgan High Yield Fund,
Select Shares	180,664	1,430,855
Lord Abbett Core Fixed Income Fund,
Institutional Shares	171,428	1,914,852
Lord Abbett International Core Equity Trust,
Class I Shares	105,670	1,220,484
Metropolitan West Total Return Bond Fund,
Institutional Shares	128,165	1,359,831
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(a)	11,419	11,420
PIMCO Commodity RealReturn Strategy
Fund, Institutional Shares	226,635	1,525,253
PIMCO Total Return Fund,
Institutional Shares	224,028	2,513,600
T. Rowe Price New Income Fund,
Retail Shares	194,908	1,904,253
Trilogy Emerging Markets Equity Fund,
Institutional Shares	15,068	133,199
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $17,017,275)		17,087,499

Exchange Traded Funds—8.2%
iShares iBoxx $ Investment Grade
Corporate Bond Fund	2,887	336,278
iShares MSCI Emerging Markets
Index Fund	4,884	206,105
PowerShares Global Listed Private
Equity Portfolio ETF	9,070	83,988
SPDR S&P 500 ETF Trust	8,697	1,215,579
TOTAL EXCHANGE TRADED
FUND (COST $1,774,261)		1,841,950
TOTAL INVESTMENT
SECURITIES—100.0%		22,539,637
____________________

Percentages indicated are based on net assets of $22,544,696.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

INCOME STRATEGY FUND

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Affiliated Investment Companies—9.4%
	Shares	Value($)
HSBC Emerging Markets Debt Fund,
Class I Shares	516	5,541
HSBC Emerging Markets Local Debt Fund,
Class I Shares	719	7,020
HSBC Prime Money Market Fund,
Class I Shares, 0.17%(a)	1,413	1,413
TOTAL AFFILIATED
INVESTMENT COMPANIES
(COST $13,886)		13,974

Unaffiliated Investment Companies—86.3%
Columbia High Yield Bond Fund,
Class Z Shares	2,418	6,868
Dreyfus Global Real Estate Securities Fund,
Class I Shares	183	1,419
EII Global Property Fund,
Institutional Shares	135	2,111
Federated Strategic Value Dividend Fund,
Institutional Shares	2,810	13,798
Janus Flexible Bond Fund,
Institutional Shares	1,247	13,433
JPMorgan High Yield Fund,
Select Shares	866	6,855
Lord Abbett Core Fixed Income Fund,
Institutional Shares	1,684	18,812
Metropolitan West Total Return Bond Fund,
Institutional Shares	1,265	13,417
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(a)	154	154
PIMCO Total Return Fund,
Institutional Shares	2,239	25,116
T. Rowe Price International Growth &
Income Fund	642	8,071
T. Rowe Price New Income Fund,
Retail Shares	1,920	18,759
TOTAL UNAFFILIATED
INVESTMENT COMPANIES
(COST $127,888)		128,813

Exchange Traded Fund—1.4%
iShares iBoxx $ Investment Grade
Corporate Bond Fund	18	2,096
TOTAL EXCHANGE TRADED
FUND (COST $2,084)		2,096
TOTAL INVESTMENT
SECURITIES—97.1%		144,883
____________________

Percentages indicated are based on net assets of $149,200.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Assets and Liabilities—as of April 30, 2012 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Portfolios	$3,500,620	$7,537,008	$4,372,823	$1,251,564	$—
Investments in Affiliated Investment Companies, at value(a)	27,119	4,406,940	5,030,669	2,358,624	13,974
Investments in non-affiliates, at value	15,044,449	42,839,397	38,807,249	18,929,449	130,909
Total Investments	18,572,188	54,783,345	48,210,741	22,539,637	144,883
Cash	14,464	30,650	12,741	5,287	—
Income and dividends receivable	7	143	407	368	259
Receivable for capital shares issued	33,221	62,573	51,770	29,208	—
Receivable for investments sold	—	17,829	5,928	—	750
Reclaims receivable	1,213	2,352	2,235	668	—
Receivable from Investment Adviser	—	—	—	—	8,418
Prepaid expenses and other assets	13,345	12,919	15,696	10,268	—
Total Assets	18,634,438	54,909,811	48,299,518	22,585,436	154,310
Liabilities:
Payable for investments purchased	9,032	77,414	105	11,251	—
Payable for capital shares redeemed	33,565	83,106	116,781	3,000	—
Accrued expenses and other liabilities:
Investment Management	4,007	11,142	9,809	4,532	28
Administration	378	1,108	976	451	2
Distribution	5,241	15,396	14,444	7,470	8
Shareholder Servicing	3,797	11,139	9,815	4,527	28
Accounting	186	199	200	198	99
Custodian	25	61	115	148	1,207
Transfer Agent	3,610	5,121	2,086	2,692	—
Trustee	19	58	53	29	83
Other	1,951	20,513	16,146	6,442	3,655
Total Liabilities	61,811	225,257	170,530	40,740	5,110
Net Assets	$18,572,627	$54,684,554	$48,128,988	$22,544,696	$149,200

Composition of Net Assets:
Capital	17,761,946	52,883,924	47,026,916	22,025,071	147,993
Accumulated net investment income (loss)	(68,200)	(33,519)	(96,977)	(55,011)	102
Accumulated net realized gains (losses) from investments	(416,785)	(571,225)	(381,239)	(22,237)	79
Unrealized appreciation/depreciation on investments	1,295,666	2,405,374	1,580,288	596,873	1,026
Net Assets	$18,572,627	$54,684,554	$48,128,988	$22,544,696	$149,200

Net Assets:
Class A Shares	$10,057,099	$29,544,457	$24,551,126	$10,132,501	$134,284
Class B Shares	6,783,531	18,725,009	19,842,981	9,743,975	7,458
Class C Shares	1,731,997	6,415,088	3,734,881	2,668,220	7,458
	$18,572,627	$54,684,554	$48,128,988	$22,544,696	$149,200

Shares Outstanding
($0.001 par value, unlimited number of shares authorized):
Class A Shares	787,026	2,372,160	2,099,124	902,558	13,265
Class B Shares	552,775	1,504,714	1,698,309	878,429	738
Class C Shares	141,687	514,825	328,511	233,815	738
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$12.78	$12.45	$11.70	$11.23	$10.12
Class B Shares(b)	$12.27	$12.44	$11.68	$11.09	$10.11
Class C Shares(b)	$12.22	$12.46	$11.37	$11.41	$10.11
Maximum Sales Charge—Class A Shares	5.00%	5.00%	5.00%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value/
(100%-maximum sales charge))—Class A Shares	$13.45	$13.11	$12.32	$11.82	$10.62
Investments in Affiliated Investment Companies, at cost(a)	$27,119	$4,257,664	$4,843,501	$2,358,624	$13,886
Investments in non-affiliates, at cost	14,708,129	42,704,801	38,790,051	18,791,536	129,972
____________________

(a)	The investment in affiliated investment companies includes the HSBC Prime Money Market Fund, Class I Shares, HSBC Emerging Markets Debt Fund, Class I Shares and HSBC Emerging Markets Local Debt Fund, Class I Shares (See Note 1).
(b)	Redemption Price per share varies by length of time shares are held.

24 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Operations—For the six months ended April 30, 2012 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund (a)
Investment Income:
Investment income from non-affiliates	$123,413	$927,926	$993,549	$486,770	$370
Investment Income from Affiliated Portfolios(b)	42,237	92,142	58,663	16,806	—
Investment Income from Affiliated Investment Companies	—	—	—	—	33
Tax reclaims from Affiliated Portfolios(b)	(102)	(261)	(222)	(38)	—
Foreign tax withholding from Affiliated Portfolios(b)	(703)	(1,399)	(1,178)	(418)	—
Expenses from Affiliated Portfolios(b)	(3,885)	(8,258)	(5,620)	(1,717)	—
Total Investment Income (Loss)	160,960	1,010,150	1,045,192	501,403	403

Expenses:
Investment Management	41,806	108,363	85,495	34,010	31
Administration:
Class A Shares	1,640	4,524	3,472	1,262	2
Class B Shares	1,173	2,940	2,933	1,270	—
Class C Shares	329	1,042	562	359	—
Distribution:
Class B Shares	25,004	68,856	74,164	34,670	4
Class C Shares	6,817	24,117	14,068	9,614	4
Shareholder Servicing:
Class A Shares	11,780	35,454	29,473	11,598	26
Class B Shares	8,338	22,952	24,721	11,557	1
Class C Shares	2,272	8,039	4,689	3,204	1
Accounting	11,456	11,502	11,512	11,498	629
Compliance Service	73	220	197	82	29
Custodian	9,600	14,998	15,859	15,077	2,727
Printing	9,777	27,483	24,959	10,748	1,937
Professional	1,559	4,828	4,367	1,982	143
Transfer Agent	27,448	46,779	42,169	23,889	—
Trustee	241	708	630	277	83
Registration fees	10,465	9,808	10,533	7,796	1,389
Other	740	4,268	3,139	230	1,613
Total expenses before fee reductions	170,518	396,881	352,942	179,123	8,619
Fees contractually reduced by Investment Adviser	(8,321)	—	—	—	(8,418)
Net Expenses	162,197	396,881	352,942	179,123	201

Net Investment Income (Loss)	(1,237)	613,269	692,250	322,280	202

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities(b)	(53,107)	75,164	(15,486)	(74,268)	79
Net realized gains (losses) from non-affiliated investment securities	74,394	387,592	449,876	136,527	—
Change in unrealized appreciation/depreciation on affiliated
investments(b)	418,473	897,984	560,008	210,896	88
Change in unrealized appreciation/depreciation on investments	883,290	1,437,586	896,641	382,383	938
Net realized/unrealized gains from investments	1,323,050	2,818,326	1,891,039	655,538	1,105
Change In Net Assets Resulting From Operations	$1,321,813	$3,431,595	$2,583,289	$977,818	$1,307
____________________

(a)	Commenced operations on March 20, 2012.
(b)	Represents amounts allocated from Affiliated Portfolios.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 25

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(1,237)	$71,845	$613,269	$1,133,159
Net realized gains (losses) from investment	21,287	809,496	462,756	2,228,606
Change in unrealized appreciation/depreciation
on investments	1,301,763	(1,208,746)	2,355,570	(3,222,925)
Change in net assets resulting from operations	1,321,813	(327,405)	3,431,595	138,840

Dividends:
Net investment income:
Class A Shares	(77,669)	(68,444)	(912,343)	(529,559)
Class B Shares	(8,596)	(15,713)	(454,511)	(273,352)
Class C Shares	(6,139)	(3,532)	(174,260)	(57,612)
Change in net assets resulting from
shareholder dividends	(92,404)	(87,689)	(1,541,114)	(860,523)
Change in net assets resulting from
capital transactions	(507,915)	4,163,237	(693,558)	13,476,718
Change in net assets	721,494	3,748,143	1,196,923	12,755,035

Net Assets:
Beginning of period	17,851,133	14,102,990	53,487,631	40,732,596
End of period	$18,572,627	$17,851,133	$54,684,554	$53,487,631
Accumulated net investment income (loss)	$(68,200)	$25,441	$(33,519)	$894,326

26 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,091,236	$2,908,333	$2,786,021	$9,775,737
Dividends reinvested	76,522	67,390	896,978	519,067
Value of shares redeemed	(963,504)	(1,486,297)	(3,375,196)	(3,350,884)
Class A Shares capital transactions	204,255	1,489,426	307,803	6,943,920

Class B Shares:
Proceeds from shares issued	509,596	2,495,049	1,375,106	6,586,320
Dividends reinvested	8,454	15,477	449,537	271,439
Value of shares redeemed	(955,626)	(1,134,162)	(2,579,619)	(3,415,315)
Class B Shares capital transactions	(437,576)	1,376,364	(754,976)	3,442,444

Class C Shares:
Proceeds from shares issued	148,374	1,367,118	611,227	3,926,550
Dividends reinvested	6,111	3,495	170,621	55,493
Value of shares redeemed	(429,078)	(73,166)	(1,028,233)	(891,689)
Class C Shares capital transactions	(274,593)	1,297,447	(246,385)	3,090,354
Change in net assets resulting from
capital transactions	$(507,915)	$4,163,237	$(693,558)	$13,476,718

SHARE TRANSACTIONS:
Class A Shares:
Issued	87,657	228,057	229,550	780,155
Reinvested	6,672	5,344	78,890	42,166
Redeemed	(77,708)	(118,554)	(278,258)	(269,840)
Change in Class A Shares	16,621	114,847	30,182	552,481

Class B Shares:
Issued	42,757	203,126	112,797	523,809
Reinvested	765	1,275	39,468	22,032
Redeemed	(80,349)	(93,254)	(213,385)	(273,997)
Change in Class B Shares	(36,827)	111,147	(61,120)	271,844

Class C Shares:
Issued	12,466	109,935	50,490	311,276
Reinvested	556	288	14,967	4,490
Redeemed	(36,221)	(5,872)	(84,248)	(71,338)
Change in Class C Shares	(23,199)	104,351	(18,791)	244,428

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 27

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$692,250	$1,266,033	$322,280	$525,517
Net realized gains (losses) from investment	434,390	2,274,619	62,259	703,084
Change in unrealized appreciation/depreciation
on investments	1,456,649	(2,997,283)	593,279	(942,081)
Change in net assets resulting from operations	2,583,289	543,369	977,818	286,520

Dividends:
Net investment income:
Class A Shares	(472,793)	(817,383)	(200,567)	(330,918)
Class B Shares	(335,069)	(622,935)	(173,491)	(300,422)
Class C Shares	(65,026)	(109,972)	(46,100)	(62,316)
Change in net assets resulting from
shareholder dividends	(872,888)	(1,550,290)	(420,158)	(693,656)
Change in net assets resulting from
capital transactions	(1,481,784)	9,079,682	1,560,122	4,961,528
Change in net assets	228,617	8,072,761	2,117,782	4,554,392

Net Assets:
Beginning of period	47,900,371	39,827,610	20,426,914	15,872,522
End of period	$48,128,988	$47,900,371	$22,544,696	$20,426,914
Accumulated net investment income (loss)	$(96,977)	$83,661	$(55,011)	$42,867

28 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$2,953,541	$7,463,817	$1,795,956	$3,277,051
Dividends reinvested	467,343	808,567	190,103	315,473
Value of shares redeemed	(3,452,694)	(3,002,506)	(1,042,062)	(1,601,095)
Class A Shares capital transactions	(31,810)	5,269,878	943,997	1,991,429

Class B Shares:
Proceeds from shares issued	1,261,693	5,517,359	1,214,164	3,315,754
Dividends reinvested	329,700	614,242	164,404	292,525
Value of shares redeemed	(2,783,444)	(3,739,911)	(872,313)	(1,849,847)
Class B Shares capital transactions	(1,192,051)	2,391,690	506,255	1,758,432

Class C Shares:
Proceeds from shares issued	487,949	2,129,489	502,055	1,363,626
Dividends reinvested	64,471	108,644	43,333	61,050
Value of shares redeemed	(810,343)	(820,019)	(435,518)	(213,009)
Class C Shares capital transactions	(257,923)	1,418,114	109,870	1,211,667
Change in net assets resulting from
capital transactions	$(1,481,784)	$9,079,682	$1,560,122	$4,961,528

SHARE TRANSACTIONS:
Class A Shares:
Issued	258,288	639,024	162,926	291,544
Reinvested	42,537	70,518	17,722	28,698
Redeemed	(303,088)	(256,954)	(95,239)	(143,569)
Change in Class A Shares	(2,263)	452,588	85,409	176,673

Class B Shares:
Issued	110,335	469,305	111,729	298,990
Reinvested	30,201	53,442	15,550	26,862
Redeemed	(244,353)	(322,256)	(79,985)	(166,957)
Change in Class B Shares	(103,817)	200,491	47,294	158,895

Class C Shares:
Issued	43,635	186,946	44,950	119,890
Reinvested	6,069	9,716	3,987	5,467
Redeemed	(72,686)	(72,771)	(38,600)	(18,682)
Change in Class C Shares	(22,982)	123,891	10,337	106,675

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 29

HSBC WORLD SELECTION OF FUNDS

Statement of Changes in Net Assets (continued)

Income Strategy Fund
For the
period ended
April 30, 2012 (a)
(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$202
Net realized gains (losses) from investment	79
Change in unrealized appreciation/depreciation from investments	1,026
Change in net assets resulting from operations	1,307

Dividends:
Net investment income:
Class A Shares	(96)
Class B Shares	(2)
Class C Shares	(2)
Change in net assets resulting from shareholder dividends	(100)
Change in net assets resulting from capital transactions	147,993
Change in net assets	149,200

Net Assets:
Beginning of period	—
End of period	$149,200
Accumulated net investment income (loss)	$102
____________________

(a)	Commenced operations on March 20, 2012.

30 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION OF FUNDS

Statement of Changes in Net Assets (continued)

Income Strategy Fund
For the
period ended
April 30, 2012 (a)
(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$153,880
Value of shares redeemed	(20,685)
Class A Shares capital transactions	133,195

Class B Shares:
Proceeds from shares issued	8,548
Value of shares redeemed	(1,149)
Class B Shares capital transactions	7,399

Class C Shares:
Proceeds from shares issued	8,548
Value of shares redeemed	(1,149)
Class C Shares capital transactions	7,399
Change in net assets resulting from capital transactions	$147,993

SHARE TRANSACTIONS:
Class A Shares:
Issued	15,323
Redeemed	(2,058)
Change in Class A Shares	13,265

Class B Shares:
Issued	852
Redeemed	(114)
Change in Class B Shares	738

Class C Shares:
Issued	852
Redeemed	(114)
Change in Class C Shares	738
____________________

(a)	Commenced operations on March 20, 2012.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 31

AGGRESSIVE STRATEGY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net										Ratio of Net		Ratios of
			Realized and			Net							Investment		Expenses to
	Net Asset	Net	Unrealized			Realized					Net Assets	Ratio of Net	Income		Average Net
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End of	Expenses to	(Loss) to		Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		Period	Average Net	Average		(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)	Net Assets(c)		Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$12.57	— (e)	2.98	2.98	—	—	—	$15.55	23.71%		$7,046	1.50%	(0.03)%		2.27%	46%
Year Ended October 31, 2008	15.55	0.02	(6.05)	(6.03)	—	(0.90)	(0.90)	8.62	(40.92	)%(f)	4,572	1.50%	0.13%		1.98%	72%
Year Ended October 31, 2009	8.62	0.01	1.57	1.58	—	—	—	10.20	18.33	%(g)	5,426	1.50%	0.09%		2.16%	53%
Year Ended October 31, 2010	10.20	0.03	1.80	1.83	—	—	—	12.03	17.94	%(h)	7,886	1.50%	0.24%		2.00%	50%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(i)	9,217	1.50%	0.77%		1.61%	71%
Six Months Ended April 30, 2012
(Unaudited)	11.96	0.02	0.90	0.92	(0.10)	—	(0.10)	12.78	7.80%		10,057	1.50%	0.34%		1.58%	41%
CLASS B SHARES
Year Ended October 31, 2007	$12.44	(0.11)	2.94	2.83	—	—	—	$15.27	22.75%		$4,942	2.25%	(0.77)%		3.02%	46%
Year Ended October 31, 2008	15.27	(0.08)	(5.90)	(5.98)	—	(0.90)	(0.90)	8.39	(41.36	)%(f)	3,166	2.25%	(0.62)%		2.73%	72%
Year Ended October 31, 2009	8.39	(0.06)	1.53	1.47	—	—	—	9.86	17.52	%(g)	3,767	2.25%	(0.66)%		2.91%	53%
Year Ended October 31, 2010	9.86	(0.05)	1.73	1.68	—	—	—	11.54	17.04	%(h)	5,519	2.25%	(0.51)%		2.75%	50%
Year Ended October 31, 2011	11.54	— (e)	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53	)%(i)	6,750	2.25%	0.02%		2.36%	71%
Six Months Ended April 30, 2012
(Unaudited)	11.45	(0.02)	0.85	0.83	(0.01)	—	(0.01)	12.27	7.30%		6,784	2.25%	(0.40)%		2.33%	41%
CLASS C SHARES
Year Ended October 31, 2007	$12.41	(0.11)	2.96	2.85	—	—	—	$15.26	22.97%		$528	2.25%	(0.79)%		2.99%	46%
Year Ended October 31, 2008	15.26	(0.08)	(5.89)	(5.97)	—	(0.90)	(0.90)	8.39	(41.32	)%(f)	319	2.25%	(0.64)%		2.73%	72%
Year Ended October 31, 2009	8.39	(0.05)	1.51	1.46	—	—	—	9.85	17.40	%(g)	289	2.25%	(0.59)%		2.93%	53%
Year Ended October 31, 2010	9.85	(0.05)	1.73	1.68	—	—	—	11.53	17.06	%(h)	698	2.25%	(0.47)%		2.76%	50%
Year Ended October 31, 2011	11.53	— (e)	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46	)%(i)	1,884	2.25%	—	%(j)	2.35%	71%
Six Months Ended April 30, 2012
(Unaudited)	11.43	(0.02)	0.85	0.83	(0.04)	—	(0.04)	12.22	7.27%		1,732	2.25%	(0.39)%		2.34%	41%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the Portfolios, affiliated and unaffiliated investments companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Rounds to less than $0.005 or $(0.005).
(f)	During the year ended October 31, 2008, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The responding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(j)	Rounds to less than 0.005% or (0.005)%

32 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

BALANCED STRATEGY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net											Ratios of
			Realized and			Net							Ratio of Net	Expenses to
	Net Asset	Net	Unrealized			Realized					Net Assets	Ratio of Net	Investment	Average Net
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End of	Expenses to	Income to	Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		Period	Average Net	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)	Net Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$12.45	0.11	2.34	2.45	(0.08)	(0.09)	(0.17)	$14.73	19.92	%(e)	$21,352	1.50%	0.84%	1.65%	73%
Year Ended October 31, 2008	14.73	0.12	(5.21)	(5.09)	(0.09)	(0.74)	(0.83)	8.81	(36.43	)%(f)	13,908	1.50%	0.98%	1.53%	79%
Year Ended October 31, 2009	8.81	0.07	1.55	1.62	(0.09)	—	(0.09)	10.34	18.66	%(g)	15,304	1.50%	0.84%	1.57%	48%
Year Ended October 31, 2010	10.34	0.19	1.64	1.83	(0.08)	—	(0.08)	12.09	17.79	%(h)	21,642	1.25%	1.72%	1.30%	53%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(i)	28,262	1.12%	2.60%	1.14%	74%
Six Months Ended April 30, 2012
(Unaudited)	12.07	0.16	0.61	0.77	(0.39)	—	(0.39)	12.45	6.71%		29,544	1.17%	2.65%	1.17%	35%
CLASS B SHARES
Year Ended October 31, 2007	$12.43	0.01	2.34	2.35	(0.02)	(0.09)	(0.11)	$14.67	18.98	%(e)	$13,905	2.25%	0.09%	2.40%	73%
Year Ended October 31, 2008	14.67	0.03	(5.20)	(5.17)	— (j)	(0.74)	(0.74)	8.76	(36.95	)%(f)	9,516	2.25%	0.24%	2.28%	79%
Year Ended October 31, 2009	8.76	0.01	1.55	1.56	(0.01)	—	(0.01)	10.31	17.80	%(g)	11,196	2.25%	0.07%	2.31%	48%
Year Ended October 31, 2010	10.31	0.11	1.64	1.75	(0.01)	—	(0.01)	12.05	17.01	%(h)	15,593	2.00%	0.97%	2.05%	53%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(i)	18,799	1.87%	1.85%	1.90%	74%
Six Months Ended April 30, 2012
(Unaudited)	12.01	0.11	0.62	0.73	(0.30)	—	(0.30)	12.44	6.30%		18,725	1.92%	1.91%	1.92%	35%
CLASS C SHARES
Year Ended October 31, 2007	$12.48	0.01	2.35	2.36	(0.01)	(0.09)	(0.10)	$14.74	19.04	%(e)	$1,273	2.25%	0.07%	2.39%	73%
Year Ended October 31, 2008	14.74	0.03	(5.22)	(5.19)	(0.01)	(0.74)	(0.75)	8.80	(36.94	)%(f)	937	2.25%	0.25%	2.29%	79%
Year Ended October 31, 2009	8.80	0.01	1.55	1.56	(0.01)	—	(0.01)	10.35	17.81	%(g)	1,507	2.25%	0.06%	2.30%	48%
Year Ended October 31, 2010	10.35	0.12	1.63	1.75	(0.01)	—	(0.01)	12.09	16.96	%(h)	3,497	2.01%	1.04%	2.06%	53%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(i)	6,427	1.87%	1.85%	1.90%	74%
Six Months Ended April 30, 2012
(Unaudited)	12.04	0.12	0.62	0.74	(0.32)	—	(0.32)	12.46	6.40%		6,415	1.92%	1.93%	1.92%	35%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)

During the year ended October 31, 2007, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.23%, 0.24% and 0.23% for Class A Shares, Class B Shares and Class C Shares, respectively.

(f)

During the year ended October 31, 2008, certain HSBC Portfolios, in which Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.15% and 0.15% for Class A Shares, Class B Shares and Class C Shares, respectively.

(g)

During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)

During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%, 0.07% and 0.07% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.

(j)	Rounds to less than $0.01 or $(0.01).

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 33

MODERATE STRATEGY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends							Ratios/Supplementary Data
			Net												Ratios of
			Realized and			Net								Ratio of Net	Expenses to
	Net Asset	Net	Unrealized			Realized						Net Assets	Ratio of Net	Investment	Average Net
	Value,	Investment	Gains	Total from	Net	Gains from	Return		Net Asset			at End of	Expenses to	Income to	Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	of	Total	Value, End	Total		Period	Average Net	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Capital	Dividends	of Period	Return(b)		(000’s)	Assets(c)	Net Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$11.71	0.21	1.65	1.86	(0.20)	(0.10)	—	(0.30)	$13.27	16.12	%(e)	$20,140	1.50%	1.70%	1.60%	93%
Year Ended October 31, 2008	13.27	0.20	(4.08)	(3.88)	(0.19)	(0.50)	(0.01)	(0.70)	8.69	(30.65	)%(f)	14,226	1.48%	1.75%	1.48%	80%
Year Ended October 31, 2009	8.69	0.13	1.39	1.52	(0.12)	—	—	(0.12)	10.09	17.75	%(g)	15,909	1.44%	1.47%	1.49%	41%
Year Ended October 31, 2010	10.09	0.25	1.38	1.63	(0.24)	—	—	(0.24)	11.48	16.39	%(h)	18,921	1.14%	2.33%	1.19%	67%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	—	(0.44)	11.29	2.19	%(i)	23,719	1.06%	3.16%	1.09%	63%
Six Months Ended April 30, 2012
(Unaudited)	11.29	0.19	0.45	0.64	(0.23)	—	—	(0.23)	11.70	5.81%		$24,551	1.14%	3.30%	1.14%	34%
CLASS B SHARES
Year Ended October 31, 2007	$11.72	0.12	1.65	1.77	(0.12)	(0.10)	—	(0.22)	$13.27	15.25	%(e)	$16,513	2.25%	0.95%	2.35%	93%
Year Ended October 31, 2008	13.27	0.11	(4.08)	(3.97)	(0.10)	(0.50)	(0.01)	(0.61)	8.69	(31.17	)%(f)	12,354	2.23%	1.00%	2.23%	80%
Year Ended October 31, 2009	8.69	0.06	1.39	1.45	(0.06)	—	—	(0.06)	10.08	16.82	%(g)	14,230	2.19%	0.71%	2.24%	41%
Year Ended October 31, 2010	10.08	0.17	1.38	1.55	(0.17)	—	—	(0.17)	11.46	15.61	%(h)	18,362	1.89%	1.59%	1.94%	67%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	—	(0.36)	11.28	1.51	%(i)	20,323	1.81%	2.40%	1.84%	63%
Six Months Ended April 30, 2012
(Unaudited)	11.28	0.15	0.44	0.59	(0.19)	—	—	(0.19)	11.68	5.34%		19,843	1.89%	2.59%	1.89%	34%
CLASS C SHARES
Year Ended October 31, 2007	$11.47	0.12	1.60	1.72	(0.12)	(0.10)	—	(0.22)	$12.97	15.20	%(e)	$1,766	2.25%	0.95%	2.33%	93%
Year Ended October 31, 2008	12.97	0.11	(3.97)	(3.86)	(0.11)	(0.50)	(0.01)	(0.62)	8.49	(31.09	)%(f)	1,408	2.23%	1.00%	2.23%	80%
Year Ended October 31, 2009	8.49	0.06	1.35	1.41	(0.06)	—	—	(0.06)	9.84	16.75	%(g)	1,488	2.19%	0.72%	2.24%	41%
Year Ended October 31, 2010	9.84	0.17	1.35	1.52	(0.18)	—	—	(0.18)	11.18	15.55	%(h)	2,544	1.90%	1.59%	1.95%	67%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	—	(0.36)	10.98	1.42	%(i)	3,859	1.81%	2.40%	1.84%	63%
Six Months Ended April 30, 2012
(Unaudited)	10.98	0.14	0.44	0.58	(0.19)	—	—	(0.19)	11.37	5.40%		3,735	1.89%	2.58%	1.90%	34%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)

During the year ended October 31, 2007, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.41%, 0.41% and 0.33% for Class A Shares, Class B Shares and Class C Shares, respectively.

(f)

During the year ended October 31, 2008, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.

(g)

During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)

During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.

34 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

CONSERVATIVE STRATEGY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
			Net											Ratios of
			Realized and			Net							Ratio of Net	Expenses to
	Net Asset	Net	Unrealized			Realized					Net Assets	Ratio of Net	Investment	Average Net
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End of	Expenses to	Income to	Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		Period	Average Net	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)	Net Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$11.11	0.29	1.03	1.32	(0.27)	(0.12)	(0.39)	$12.04	12.13	%(e)	$6,669	1.50%	2.52%	2.06%	89%
Year Ended October 31, 2008	12.04	0.24	(2.93)	(2.69)	(0.25)	(0.26)	(0.51)	8.84	(23.17	)%(f)	4,747	1.50%	2.24%	1.72%	69%
Year Ended October 31, 2009	8.84	0.14	1.16	1.30	(0.13)	—	(0.13)	10.01	14.95	%(g)	5,059	1.50%	1.53%	1.62%	34%
Year Ended October 31, 2010	10.01	0.26	1.11	1.37	(0.23)	—	(0.23)	11.15	13.86	%(h)	7,139	1.38%	2.42%	1.43%	78%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	(0.46)	10.95	2.40	%(i)	8,946	1.19%	3.21%	1.22%	54%
Six Months Ended April 30, 2012
(Unaudited)	10.95	0.19	0.33	0.52	(0.24)	—	(0.24)	11.23	4.89%		10,133	1.29%	3.47%	1.29%	34%
CLASS B SHARES
Year Ended October 31, 2007	$11.01	0.20	1.05	1.25	(0.20)	(0.12)	(0.32)	$11.94	11.51	%(e)	$4,928	2.25%	1.77%	2.82%	89%
Year Ended October 31, 2008	11.94	0.16	(2.91)	(2.75)	(0.17)	(0.26)	(0.43)	8.76	(23.76	)%(f)	4,348	2.25%	1.48%	2.48%	69%
Year Ended October 31, 2009	8.76	0.07	1.15	1.22	(0.07)	—	(0.07)	9.91	14.05	%(g)	4,907	2.25%	0.77%	2.38%	34%
Year Ended October 31, 2010	9.91	0.17	1.10	1.27	(0.16)	—	(0.16)	11.02	12.94	%(h)	7,411	2.14%	1.68%	2.19%	78%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	(0.38)	10.82	1.68	%(i)	8,995	1.94%	2.46%	1.97%	54%
Six Months Ended April 30, 2012
(Unaudited)	10.82	0.15	0.32	0.47	(0.20)	—	(0.20)	11.09	4.48%		9,744	2.04%	2.74%	2.04%	34%
CLASS C SHARES
Year Ended October 31, 2007	$11.24	0.21	1.11	1.32	(0.19)	(0.12)	(0.31)	$12.25	11.97	%(e)	$437	2.25%	1.78%	2.85%	89%
Year Ended October 31, 2008	12.25	0.16	(2.98)	(2.82)	(0.17)	(0.26)	(0.43)	9.00	(23.73	)%(f)	430	2.25%	1.46%	2.48%	69%
Year Ended October 31, 2009	9.00	0.07	1.18	1.25	(0.07)	—	(0.07)	10.18	13.97	%(g)	485	2.25%	0.78%	2.37%	34%
Year Ended October 31, 2010	10.18	0.18	1.14	1.32	(0.17)	—	(0.17)	11.33	13.07	%(h)	1,323	2.16%	1.71%	2.21%	78%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	(0.39)	11.12	1.57	%(i)	2,486	1.94%	2.49%	1.96%	54%
Six Months Ended April 30, 2012
(Unaudited)	11.12	0.15	0.34	0.49	(0.20)	—	(0.20)	11.41	4.51%		2,668	2.04%	2.74%	2.04%	34%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated Based on average shares outstanding
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)

During the year ended October 31, 2007, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.44%, 0.47% and 0.48% for Class A Shares, Class B Shares and Class C Shares, respectively.

(f)

During the year ended October 31, 2008, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.

(g)

During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)

During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 35

INCOME STRATEGY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
			Net Realized										Ratios of
			and									Ratio of Net	Expenses to
	Net Asset	Net	Unrealized							Net Assets	Ratio of Net	Investment	Average
	Value,	Investment	Gains	Total from	Net			Net Asset		at End of	Expenses to	Income to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Total		Value, End	Total	Period	Average Net	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Dividends		of Period	Return(b)	(000’s)	Assets(c)	Net Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Period Ended April 30, 2012
(Unaudited)(e)	$10.00	0.02	0.11	0.13	(0.01)	(0.01)		$10.12	1.27%	$13	1.50%	1.66%	67.40%	46%
CLASS B SHARES
Period Ended April 30, 2012
(Unaudited)(e)	10.00	0.01	0.10	0.11	— (f)	—	(f)	10.11	1.12%	1	2.25%	0.91%	68.04%	46%
CLASS C SHARES
Period Ended April 30, 2012
(Unaudited)(e)	10.00	0.01	0.10	0.11	— (f)	—	(f)	10.11	1.12%	1	2.25%	0.91%	68.04%	46%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without the distinguishing between the classes of shares issued.
(e)	Commenced operations on March 20, 2012.
(f)	Represents less than $0.005 or $(0.005).

36 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited)

1. Organization:

     The HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment company. As of April 30, 2012, the Trust is comprised of 16 separate operational funds, each a series of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (formerly, HSBC Investor Portfolios) (collectively the “Trusts”). The accompanying financial statements are presented for the following 5 funds (individually a “Fund”, collectively the “World Selection Funds”):

Fund
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund
Income Strategy Fund

     All of the World Selection Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

     The World Selection Funds, excluding the Income Strategy Fund, (the “World Selection Feeder Funds”) currently invest in the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio) and HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio) (individually a “Portfolio,” collectively the “Portfolios”), each of which is a diversified series of the HSBC Portfolios (the “Portfolio Trust”). The Portfolios operate as master funds in master-feeder arrangements in addition to receiving investments from the World Selection Feeder Funds.

     Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the World Selection Feeder Funds.

     The World Selection Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the World Selection Funds (except, the Income Strategy Fund) have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Income Strategy Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares in the World Selection Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

     Under the Trust’s organizational documents, the World Selection Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the World Selection Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the World Selection Funds. The World Selection Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the World Selection Funds. However, based on experience, the Trust expects the risk of loss to be remote.

HSBC WORLD SELECTION FUNDS 37

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the World Selection Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions and Related Income:

     The World Selection Feeder Funds record daily their proportionate income, expenses and unrealized/realized gains and losses derived from their respective Portfolios. Dividend income is recorded on the ex-dividend date for the Underlying Funds. Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date. In addition, the World Selection Funds accrue their own expenses daily.

Allocations:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

     Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Income Strategy Fund, quarterly in the case of the Moderate Strategy Fund and Conservative Strategy Fund, and annually in the case of the Aggressive Strategy Fund and Balanced Strategy Fund.

     The World Selection Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the World Selection Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The World Selection Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

38 HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Federal Income Taxes:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the World Selection Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the World Selection Funds’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The World Selection Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolios included in this report.

     For the period ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2012 in valuing the World Selection Funds’ investments based upon the three levels defined above:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Company	27,119	—	—	27,119
Affiliated Portfolios (a)	—	3,500,620	—	3,500,620
Unaffiliated Investment Companies	10,443,045	—	—	10,443,045
Exchange Traded Funds	4,601,404	—	—	4,601,404
Total Investment Securities	15,071,568	3,500,620	—	18,572,188

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	4,406,940	—	—	4,406,940
Affiliated Portfolios (a)	—	7,537,008	—	7,537,008
Unaffiliated Investment Companies	31,250,419	—	—	31,250,419
Exchange Traded Funds	11,588,978	—	—	11,588,978
Total Investment Securities	47,246,337	7,537,008	—	54,783,345

HSBC WORLD SELECTION FUNDS 39

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,030,669	—	—	5,030,669
Affiliated Portfolios (a)	—	4,372,823	—	4,372,823
Unaffiliated Investment Companies	31,829,166	—	—	31,829,166
Exchange Traded Funds	6,978,083		—	6,978,083
Total Investment Securities	43,837,918	4,372,823	—	48,210,741

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	2,358,624	—	—	2,358,624
Affiliated Portfolios (a)	—	1,251,564	—	1,251,564
Unaffiliated Investment Companies	17,087,499	—	—	17,087,499
Exchange Traded Funds	1,841,950	—	—	1,841,950
Total Investment Securities	21,288,073	1,251,564	—	22,539,637

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	13,974	—	—	13,974
Unaffiliated Investment Companies	128,813	—	—	128,813
Exchange Traded Funds	2,096	—	—	2,096
Total Investment Securities	144,883	—	—	144,883
____________________

(a) Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

     The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2012 from the valuation input levels used on October 31, 2011.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will have no effect on each Fund’s net assets. At this time, management is evaluating the impact of ASU No. 2011-04 on the financial statement disclosures.

4. Related Party Transactions:

Investment Management:

     HSBC Global Asset Management (USA), Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as investment adviser to the World Selection Funds. As Investment Adviser, HSBC manages the investments of the World Selection Funds and continuously reviews, supervises and administers the World Selection Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.25% for each Fund.

40       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Administration:

     HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC received from the Trusts a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The fee is allocated to each series of the Trusts based upon its proportionate share of the aggregate net assets. For assets invested in the Portfolios by World Selection Feeder Funds, the Portfolios pay half of the administration fee and the World Selection Feeder Funds pay half, for a combination of the total fee rate above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios in master-feeder structures. An amount equal to 50% of the administration fee is deemed to be class-specific.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Sub-Administrator for the Trusts subject to the general supervision by the Trusts’ Board (the “Board’’) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds minus 0.02%, which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $140,088 for the period ended April 30, 2012, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

     Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trusts as Distributor (the “Distributor’’). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the World Selection Funds, respectively. For the period ended April 30, 2012, Foreside, as Distributor, also received $179,432, $158,225 and $17,218 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $25, $6, and $- were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

     The Trust has adopted a Shareholder Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of each of the Class A Shares, Class B Shares and Class C Shares of the World Selection Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently are not intended to exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

HSBC WORLD SELECTION FUNDS       41

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Fund Accounting and Transfer Agency:

     Citi provides fund accounting and transfer agency services for each Fund. As transfer agent, Citi receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per series and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services.

Independent Trustees:

     Prior to January 1, 2012, the Trusts, in the aggregate, paid each Independent Trustee an annual retainer of $63,000, a fee of $5,000 for each regular meeting of the Board of Trustees attended, a fee of $3,000 for each special telephonic meeting attended, and a fee of $5,000 for each special in-person meeting attended. The Trusts also paid each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee served as a Committee member as well as a fee of $3,000 for each Committee meeting attended. Additionally, the Trusts paid each Committee Chair an annual retainer of $6,000, with the exception of the Chair of the Audit Committee, who received a retainer of $8,000. The Trusts also paid Chairman of the Board, an additional annual retainer of $20,000, as well as an additional $4,000 for each regular meeting of the Board attended. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

     Effective January 1, 2012, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $6,000. The Trusts also pay Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

Fee Reductions:

     The Investment Adviser has agreed to contractually limit from March 1, 2012 through March 1, 2013 the total expenses, exclusive of interest, taxes, brokerage commissions, estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio, and extraordinary expenses of the World Selection Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A Shares 1.50%, Class B Shares 2.25%, Class C Shares 2.25%.

     Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2012, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2012, the repayments that may potentially be made by the Funds are as follows:

Fund	2015*	2014*	2013*	2012*	Total
Aggressive Strategy Fund	$8,321	$19,298	$56,869	$49,257	$133,745
Balanced Strategy Fund	—	—	—	3,289	3,289
Conservative Strategy Fund	—	—	—	6,592	6,592
Income Strategy Fund	8,418	N/A	N/A	N/A	8,418
____________________

* The year listed above the amounts is the fiscal year ending in which the amounts will no longer be recoupable.

     The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of each Fund. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

42       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2012 were as follows:

Fund	Purchases	Sales
Aggressive Strategy Fund	$13,137,740	$5,354,591
Balanced Strategy Fund	32,423,382	14,610,530
Moderate Strategy Fund	24,449,434	13,355,014
Conservative Strategy Fund	11,396,734	6,420,814
Income Strategy Fund	171,115	28,904

Contributions and withdrawals of the respective Portfolios for the period ended April 30, 2012 totaled:

Fund	Contributions	Withdrawals
Aggressive Strategy Fund	$9,284,129	$10,053,518
Balanced Strategy Fund	24,775,444	27,366,681
Moderate Strategy Fund	16,092,944	18,778,951
Conservative Strategy Fund	7,280,653	6,418,891

6. Federal Tax Information:

     At April 30, 2012, the cost basis of securities (which excludes investments in the Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)
Aggressive Strategy Fund	14,739,489	602,108	(270,029)	332,079
Balanced Strategy Fund	46,986,755	1,580,571	(1,320,989)	259,582
Moderate Strategy Fund	43,647,011	1,284,986	(1,094,079)	190,907
Conservative Strategy Fund	21,155,141	435,842	(302,910)	132,932
Income Strategy Fund	143,858	1,146	(121)	1,025

     The tax character of dividends paid by the World Selection Funds as of the latest tax year ended October 31, 2011, was as follows:

	Dividends paid from
	Ordinary	Net Long Term	Total Taxable	Total Dividends
	Income	Capital Gains	Dividends	Paid(1)
Aggressive Strategy Fund	$87,689	$—	$87,689	$87,689
Balanced Strategy Fund	860,523	—	860,523	860,523
Moderate Strategy Fund	1,550,290	—	1,550,290	1,550,290
Conservative Strategy Fund	693,656	—	693,656	693,656
____________________

(1)	Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

HSBC WORLD SELECTION FUNDS       43

HSBC WORLD SELECTION FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     As of the latest tax year ended October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis for the World Selection Funds were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation/	Accumulated
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)(1)	Earnings/(Deficit)
Aggressive Strategy Fund	$25,426	$—	$25,426	$(378,953)	$(65,201)	$(418,728)
Balanced Strategy Fund	894,298	—	894,298	(907,683)	(76,466)	(89,851)
Moderate Strategy Fund	83,634	—	83,634	(709,490)	17,527	(608,329)
Conservative Strategy Fund	42,858	—	42,858	(18,849)	(62,044)	(38,035)
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

     As of the latest tax year ended October 31, 2011, the following World Selection Funds have net capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the Treasury regulations.

Fund	Amount($)	Expires
Aggressive Strategy Fund	378,953	2017
Balanced Strategy Fund	907,683	2017
Moderate Strategy Fund	709,490	2017
Conservative Strategy Fund	18,849	2017

     During the latest tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards to offset capital gains realized:

Fund	Amount($)
Aggressive Strategy Fund	775,892
Balanced Strategy Fund	2,086,359
Moderate Strategy Fund	2,012,944
Conservative Strategy Fund	581,583

     The Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”) was signed into law on December 22, 2010. The RIC Modernization Act makes changes to several tax rules impacting the Funds. The provisions of the RIC Modernization Act will generally be effective for each Fund’s tax year ending October 31, 2012. The RIC Modernization Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the RIC Modernization Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the RIC Modernization Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the RIC Modernization Act have an increased likelihood of expiring unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

     The RIC Modernization Act also contains provisions which are intended to reduce the circumstances under which a regulated investment company would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the RIC Modernization Act on the Funds, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending October 31, 2012.

7. Ownership and Principal Holders

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of April 30, 2012, the Income Strategy Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Investment Adviser, and representing ownership in excess of 60% of the Fund.

8. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

44       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Investment Advisor Contract Approval (Unaudited)

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”) review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds (formerly, HSBC Investor Funds), HSBC Advisor Funds Trust and HSBC Portfolios (formerly, HSBC Investor Portfolios) (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2012 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

I. Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person on December 15-16, 2011 and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met on November 29 and December 15, 2011 to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper Inc.; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on materials provided by Lipper Inc.; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. In this regard, counsel to the Independent Trustees advised the Independent Trustees with respect to their deliberations during the process and their fiduciary obligations under Section 15(c) of the 1940 Act.

     On November 29, 2011, the Contracts Committee convened and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Administration Agreement; (ii) the Trusts’ arrangements with the Sub-Advisers and the Funds advised by the Sub-Advisers; (iii) the fees and performance record of the Funds that are money market funds (“Money Market Funds”); and (iv) compliance matters. At the conclusion of the meeting, the Committee requested certain additional information from the Adviser with respect to other accounts managed by the Adviser and pricing information regarding certain Funds, among other matters. The Contracts Committee also convened on December 15, 2011 to discuss, among other things: (i) the Adviser’s investment advisory arrangements with respect to the Aggressive Strategy Fund, Balanced Strategy Fund, Conservative Strategy Fund, and Moderate Strategy Fund (collectively, the “World Selection Funds”); (ii) the HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund); (iii) certain subadvisory fee breakpoints; (iv) services provided to the Funds under the Ancillary Agreements; and (v) the Adviser’s response to the follow-up questions posed by the Contracts Committee following the November 29, 2011 Contracts Committee meeting. Following the December 15, 2011 Contracts Committee meeting, the members of the Contracts Committee determined to recommend to the Board, including the Independent Trustees, that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 15-16, 2011, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

HSBC WORLD SELECTION FUNDS       45

HSBC WORLD SELECTION FUNDS

Investment Advisor Contract Approval (Unaudited) (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the emerging markets debt Funds, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets; (iv) the liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Frontier Markets Fund. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees considered the relative underperformance of the World Selection Funds in light of data provided by Lipper Inc., and representations by the Adviser regarding market factors that contributed to the relative underperformance, as well as their investment outlook. In the context of the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio), the Independent Trustees favorably noted the consistent performance record of the Portfolio. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to retain non-negative performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper Inc. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

46       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Investment Advisor Contract Approval (Unaudited) (continued)

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the subadvisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

II. Approval of an Advisory Contract Supplement for the Income Strategy Fund

     On December 15, 2011, the Contracts Committee met in person and on December 15-16, 2011, the Board met in person to consider the expansion of the HSBC Family of Funds to include a new series of HSBC Funds, the Income Strategy Fund (“Income Strategy Fund”) and, in connection therewith, approving:

  the Advisory Contract between the Adviser and the Trust with respect to the Income Strategy Fund and the related Contract Supplement applicable to the Income Strategy Fund (“IS Advisory Agreement”); and

  the Trust’s Ancillary Agreements applicable to the Income Strategy Fund.

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the IS Advisory Agreement and the Ancillary Agreements applicable to the Income Strategy Fund (collectively, the “IS Agreements”). This information included, among other things, information about: (i) the services the Adviser would provide to the Income Strategy Fund; (ii) personnel who provide such services; (iii) the investment management capabilities of the Adviser; and (iv) fees proposed to be received by the Adviser with respect to the Income Strategy Fund in comparison with other similar funds, based on materials provided by the Adviser from a database compiled by Lipper Inc. Counsel to the Trust and to the Independent Trustees were present at the Contracts Committee meeting and the Board meeting. In this regard, counsel to the Independent Trustees advised the Independent Trustees with respect to their deliberations during the process and their fiduciary obligations under Section 15(c) of the 1940 Act.

     At its meeting, the Contracts Committee reviewed and discussed the information provided in advance of the meeting and received a presentation about the Adviser. Based on its deliberations, the Committee determined to recommend to the Board, including the Independent Trustees, that the IS Agreements be approved with respect to the Income Strategy Fund. At the meeting of the Board, the Independent Trustees considered the recommendation of the Contracts Committee and further evaluated the proposal. As a result of this process, the Board and Independent Trustees determined to approve the IS Agreements with respect to the Income Strategy Fund.

HSBC WORLD SELECTION FUNDS       47

HSBC WORLD SELECTION FUNDS

Investment Advisor Contract Approval (Unaudited) (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by the Adviser. The Independent Trustees examined the nature, quality and extent of the investment advisory services proposed to be provided by the Adviser with respect to the Income Strategy Fund, as well as the quality and experience of the Adviser’s personnel. The Independent Trustees also considered that certain of the services provided by the Adviser would be consistent with those provided to other Funds, and therefore considered the same points as they did in considering the annual renewal of the Advisory Contracts and Ancillary Agreements in December 2011 as set forth above. In addition, the Independent Trustees considered the Adviser’s experience in managing the other World Selection Funds, and that the Income Strategy Fund would resemble those World Selection Funds, although it would have a different asset allocation.

     Based upon these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services proposed to be provided by the Adviser with respect to the Income Strategy Fund and that the services proposed to be provided supported the approval of the IS Advisory Agreement.

     Investment Performance of the Adviser. The Independent Trustees considered that although the Income Strategy Fund would be similar to the existing World Selection Funds, it would have a different asset allocation, and that the Adviser did not manage another fund with a similar asset allocation. The Independent Trustees also considered information the Adviser provided about the Adviser’s investment management capabilities, including the services the Adviser has provided to the existing World Selection Funds. Based on these considerations, and the level of the Adviser’s expertise with the existing World Selection Funds, the Independent Trustees determined that the lack of directly relevant prior experience in managing a fund with a similar asset allocation did not preclude initial approval of the IS Advisory Agreement

     Costs of Proposed Services and Profits to be Realized by the Adviser. The Independent Trustees considered the costs of the proposed services to be provided by the Adviser to the Income Strategy Fund. In this regard, the Independent Trustees considered information pertaining to the proposed advisory fees and the projected total expense ratios for the Income Strategy Fund as compared to other similar funds. The Independent Trustees also considered the profitability information regarding the Adviser more generally that the Adviser has provided to the Independent Trustees in connection with the annual renewal of the 15(c) process. The Independent Trustees concluded that the advisory fees proposed to be payable to the Adviser are fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Income Strategy Fund’s proposed expense structure may permit economies of scale to be shared with the Fund’s shareholders and, if so, the extent to which the Income Strategy Fund’s shareholders may benefit from these potential economies of scale. The Independent Trustees also noted the proposed contractual caps on certain Fund expenses proposed to be provided by the Adviser with respect to the Income Strategy Fund in order to reduce or control the overall operating expenses of the Fund.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the IS Agreements.

48       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS

Table of Shareholder Expenses—as of April 30, 2012 (Unaudited)

     As a shareholder of the World Selection Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the World Selection Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,078.00	$7.75	1.50%
	Class B Shares	1,000.00	1,073.00	11.60	2.25%
	Class C Shares	1,000.00	1,072.70	11.60	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	1,067.10	6.01	1.17%
	Class B Shares	1,000.00	1,063.00	9.85	1.92%
	Class C Shares	1,000.00	1,064.00	9.85	1.92%
Moderate Strategy Fund	Class A Shares	1,000.00	1,058.10	5.83	1.14%
	Class B Shares	1,000.00	1,053.40	9.65	1.89%
	Class C Shares	1,000.00	1,054.00	9.65	1.89%
Conservative Strategy Fund	Class A Shares	1,000.00	1,048.90	6.57	1.29%
	Class B Shares	1,000.00	1,044.80	10.37	2.04%
	Class C Shares	1,000.00	1,045.10	10.37	2.04%
Income Strategy Fund**	Class A Shares	1,000.00	1,012.70	1.73	1.50%
	Class B Shares	1,000.00	1,011.20	2.60	2.25%
	Class C Shares	1,000.00	1,011.20	2.60	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from March 20, 2012 (date of commencement of operations) to April 30, 2012 divided by the number of days in the fiscal year (to reflect the one half year period).

HSBC WORLD SELECTION FUNDS       49

HSBC WORLD SELECTION FUNDS

Table of Shareholder Expenses—as of April 30, 2012 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,017.40	$7.52	1.50%
	Class B Shares	1,000.00	1,013.67	11.27	2.25%
	Class C Shares	1,000.00	1,013.67	11.27	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	1,019.19	5.87	1.17%
	Class B Shares	1,000.00	1,015.32	9.62	1.92%
	Class C Shares	1,000.00	1,015.32	9.62	1.92%
Moderate Strategy Fund	Class A Shares	1,000.00	1,019.19	5.72	1.14%
	Class B Shares	1,000.00	1,015.47	9.47	1.89%
	Class C Shares	1,000.00	1,015.47	9.47	1.89%
Conservative Strategy Fund	Class A Shares	1,000.00	1,018.45	6.47	1.29%
	Class B Shares	1,000.00	1,014.72	10.22	2.04%
	Class C Shares	1,000.00	1,014.72	10.22	2.04%
Income Strategy Fund**	Class A Shares	1,000.00	1,017.40	7.52	1.50%
	Class B Shares	1,000.00	1,013.67	11.27	2.25%
	Class C Shares	1,000.00	1,013.67	11.27	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period). Information shown reflects values using the expense ratios for the 42 days of operations during the period, and has been annualized to reflect values for the period November 1, 2011 to April 30, 2012.

50       HSBC WORLD SELECTION FUNDS

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Common Stocks – 97.1%
	Shares	Value ($)
Aerospace & Defense – 2.8%
Precision Castparts Corp.	5,700	1,005,309
United Technologies Corp.	19,300	1,575,652
		2,580,961

Auto Components – 1.2%
BorgWarner, Inc.(a)	14,700	1,161,888

Biotechnology – 2.6%
Biogen Idec, Inc.(a)	10,300	1,380,303
Celgene Corp.(a)	14,900	1,086,508
		2,466,811

Capital Markets – 3.3%
Franklin Resources, Inc.	11,500	1,443,365
TD Ameritrade Holding Corp.	38,900	730,931
The Goldman Sachs Group, Inc.	7,900	909,685
		3,083,981

Chemicals – 3.3%
Ecolab, Inc.	20,100	1,280,169
Monsanto Co.	23,700	1,805,466
		3,085,635

Communications Equipment – 3.4%
QUALCOMM, Inc.	49,700	3,172,848

Computers & Peripherals – 9.7%
Apple, Inc.(a)	9,450	5,521,068
EMC Corp.(a)	90,600	2,555,826
NetApp, Inc.(a)	25,500	990,165
		9,067,059

Construction & Engineering – 1.3%
Fluor Corp.	21,400	1,235,850

Diversified Financial Services – 2.8%
IntercontinentalExchange, Inc.(a)	7,600	1,011,104
JPMorgan Chase & Co.	36,500	1,568,770
		2,579,874

Energy Equipment & Services – 2.6%
Cameron International Corp.(a)	17,400	891,750
FMC Technologies, Inc.(a)	32,700	1,536,900
		2,428,650

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	11,400	1,005,138
CVS Caremark Corp.	27,000	1,204,740
		2,209,878

Health Care Equipment & Supplies – 2.3%
Edwards Lifesciences Corp.(a)	11,000	912,670
Intuitive Surgical, Inc.(a)	1,755	1,014,741
Varian Medical Systems, Inc.(a)	3,500	221,970
		2,149,381

Health Care Providers & Services – 4.6%
Express Scripts Holding Co.(a)	27,750	1,548,172
UnitedHealth Group, Inc.	48,400	2,717,660
		4,265,832

Health Care Technology – 0.7%
Cerner Corp.(a)	8,100	656,829

Hotels, Restaurants & Leisure – 4.7%
Las Vegas Sands Corp.	34,700	1,925,503
Starbucks Corp.	26,300	1,509,094
Yum! Brands, Inc.	13,200	960,036
		4,394,633

Internet & Catalog Retail – 4.9%
Amazon.com, Inc.(a)	7,650	1,774,035
Priceline.com, Inc.(a)	3,685	2,803,622
		4,577,657

Internet Software & Services – 7.0%
Baidu, Inc. ADR(a)	12,725	1,688,608
eBay, Inc.(a)	23,100	948,255
Google, Inc., Class A(a)	3,610	2,184,880
LinkedIn Corp., Class A(a)	7,400	802,530
VeriSign, Inc.	22,600	929,086
		6,553,359

IT Services – 6.5%
Cognizant Technology Solutions Corp.(a)	32,100	2,353,572
Teradata Corp.(a)	5,200	362,856
Visa, Inc., Class A	26,900	3,308,162
		6,024,590

Machinery – 5.5%
Caterpillar, Inc.	13,400	1,377,118
Danaher Corp.	51,200	2,776,064
Illinois Tool Works, Inc.	17,100	981,198
		5,134,380

Media – 0.5%
CBS Corp., Class B	13,700	456,895

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	6,400	398,464

Oil, Gas & Consumable Fuels – 3.5%
Concho Resources, Inc.(a)	16,200	1,736,316
Occidental Petroleum Corp.	16,500	1,505,130
		3,241,446

Personal Products – 0.8%
The Estee Lauder Cos., Inc., Class A	11,800	771,130

Pharmaceuticals – 1.7%
Perrigo Co.	5,700	597,930
Shire plc ADR	10,600	1,034,136
		1,632,066

52 HSBC PORTFOLIOS	See notes to financial statements.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp.	23,700	1,554,246

Road & Rail – 3.4%
Union Pacific Corp.	28,200	3,170,808

Semiconductors & Semiconductor Equipment – 0.7%
Altera Corp.	17,600	626,032

Software – 7.3%
Autodesk, Inc.(a)	22,900	901,573
Intuit, Inc.	15,600	904,332
Microsoft Corp.	40,400	1,293,608
Oracle Corp.	62,300	1,830,997
Salesforce.com, Inc.(a)	11,900	1,853,187
		6,783,697

Specialty Retail – 1.5%
O’Reilly Automotive, Inc.(a)	8,100	854,226
Ulta Salon, Cosmetics & Fragrance, Inc.	6,600	581,988
		1,436,214

Textiles, Apparel & Luxury Goods – 4.0%
Coach, Inc.	12,600	921,816
Fossil, Inc.(a)	6,300	823,221
Michael Kors Holdings Ltd.(a)	10,100	461,267
Ralph Lauren Corp.	8,600	1,481,522
		3,687,826

TOTAL COMMON STOCKS
(COST $69,073,618)		90,588,920

Investment Company – 2.6%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(b)	2,440,887	2,440,887
TOTAL INVESTMENT COMPANY
(COST $2,440,887)		2,440,887
TOTAL INVESTMENT SECURITIES
(COST $71,514,505) — 99.7%		93,029,807
____________________

Percentages indicated are based on net assets of $93,344,762.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

ADR   American Depositary Receipt

See notes to financial statements.	HSBC PORTFOLIOS 53

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Common Stocks – 95.9%
	Shares	Value ($)
Aerospace & Defense – 4.3%
BE Aerospace, Inc.(a)	75,390	3,545,592
TransDigm Group, Inc.(a)	25,100	3,165,612
		6,711,204

Capital Markets – 2.9%
Lazard Ltd., Class A	79,490	2,186,770
Raymond James Financial, Inc.	61,210	2,241,510
		4,428,280

Chemicals – 3.5%
Celanese Corp., Series A	57,240	2,773,850
Westlake Chemical Corp.	41,865	2,677,267
		5,451,117

Commercial Banks – 3.1%
Comerica, Inc.	91,130	2,917,982
First Horizon National Corp.	1	9
First Republic Bank(a)	57,320	1,893,280
		4,811,271

Commercial Services & Supplies – 1.8%
Waste Connections, Inc.	84,185	2,713,283

Communications Equipment – 1.6%
Comverse Technology, Inc.(a)	578	3,728
JDS Uniphase Corp.(a)	135,260	1,643,409
Polycom, Inc.(a)	61,300	813,451
		2,460,588

Containers & Packaging – 3.7%
Crown Holdings, Inc.(a)	78,370	2,898,122
Packaging Corp. of America	98,040	2,861,788
		5,759,910

Diversified Financial Services – 1.2%
MSCI, Inc., Class A(a)	51,750	1,893,533

Electrical Equipment – 2.7%
Hubbell, Inc., Class B	51,990	4,171,678

Energy Equipment & Services – 3.1%
Ensco International plc ADR	35,970	1,965,760
Rowan Cos., Inc.(a)	80,490	2,779,320
		4,745,080

Food Products – 2.7%
Ralcorp Holdings, Inc.(a)	56,440	4,109,396

Health Care Equipment & Supplies – 4.6%
DENTSPLY International, Inc.	99,810	4,098,198
Hologic, Inc.(a)	79,410	1,518,319
IDEXX Laboratories, Inc.(a)	17,720	1,558,120
		7,174,637

Health Care Providers & Services – 2.2%
Coventry Health Care, Inc.	112,530	3,374,775

Insurance – 2.0%
Everest Re Group Ltd.	30,710	3,043,361

IT Services – 5.2%
Alliance Data Systems Corp.(a)	32,520	4,178,495
FleetCor Technologies, Inc.(a)	64,480	2,550,184
Syntel, Inc.	23,140	1,385,854
		8,114,533

Life Sciences Tools & Services – 2.0%
Mettler-Toledo International, Inc. (a)	17,340	3,109,409

Machinery – 7.4%
Crane Co.	58,494	2,581,340
Gardner Denver, Inc.	41,640	2,712,430
IDEX Corp.	61,070	2,644,942
The Timken Co.	61,300	3,464,063
		11,402,775

Oil, Gas & Consumable Fuels – 5.3%
Alpha Natural Resources, Inc.(a)	84,962	1,370,437
Denbury Resources, Inc.(a)	157,120	2,991,565
Tesoro Corp.(a)	168,890	3,926,692
		8,288,694

Personal Products – 1.1%
Nu Skin Enterprises, Inc., Class A	33,440	1,782,352

Pharmaceuticals – 2.3%
Elan Corp. plc ADR(a)	253,850	3,500,591

Professional Services – 2.0%
IHS, Inc., Class A(a)	30,350	3,067,475

Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.	33,830	2,704,370

Road & Rail – 5.6%
Hertz Global Holdings, Inc.(a)	202,820	3,125,456
Landstar System, Inc.	56,570	3,030,455
Ryder System, Inc.	50,360	2,453,539
		8,609,450

Semiconductors & Semiconductor Equipment – 4.6%
NXP Semiconductors NV(a)	62,290	1,610,197
ON Semiconductor Corp.(a)	166,290	1,373,555
Skyworks Solutions, Inc.(a)	78,830	2,139,446
Teradyne, Inc.(a)	115,480	1,987,411
		7,110,609

Software – 3.5%
Informatica Corp. (a)	69,850	3,214,497
Nuance Communications, Inc.(a)	91,700	2,241,148
		5,455,645

Specialty Retail – 11.4%
American Eagle Outfitters, Inc.	157,960	2,844,859
Foot Locker, Inc.	159,820	4,888,894
O’Reilly Automotive, Inc.(a)	35,050	3,696,373
Signet Jewelers Ltd.	65,940	3,215,894
Williams-Sonoma, Inc.	76,020	2,941,214
		17,587,234

Textiles, Apparel & Luxury Goods – 0.4%
Michael Kors Holdings Ltd.(a)	15,130	690,987

54 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Trading Companies & Distributors – 3.7%
United Rentals, Inc.(a)	66,640	3,110,755
WESCO International, Inc.(a)	39,430	2,617,758
		5,728,513

Wireless Telecommunication Services – 0.3%
NII Holdings, Inc.(a)	33,420	467,713

TOTAL COMMON STOCKS
(COST $123,944,145)		148,468,463

Investment Company – 4.0%
Northern Institutional Government Select
Portfolio, Institutional Shares, 0.01%(b)	6,231,280	6,231,280
TOTAL INVESTMENT COMPANY
(COST $6,231,280)		6,231,280
TOTAL INVESTMENTS SECURITIES
(COST $130,175,425) — 99.9%		154,699,743
____________________

Percentages indicated are based on net assets of $154,887,989.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

ADR   American Depositary Receipt

See notes to financial statements.	HSBC PORTFOLIOS 55

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2012 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investments in non-affiliates, at value	$93,029,807	$154,699,743
Dividends receivable	33,302	28,118
Receivable for investments sold	1,121,664	2,205,972
Prepaid expenses and other assets	155	236
Total Assets	94,184,928	156,934,069

Liabilities:
Payable for investments purchased	776,258	1,934,711
Accrued expenses and other liabilities:
Investment Management	50,282	100,860
Administration	2,558	4,206
Custodian	60	101
Trustee	149	78
Other	10,859	6,124
Total Liabilities	840,166	2,046,080

Applicable to investors’ beneficial interest	$93,344,762	$154,887,989
Total Investments, at cost	$71,514,505	$130,175,425

56 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Operations—For the six months ended April 30, 2012 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$420,021	$493,142
Total Investment Income	420,021	493,142

Expenses:
Investment Management	270,926	592,358
Administration	14,011	22,186
Accounting	22,145	22,058
Compliance Service	415	614
Custodian	8,162	12,819
Printing	1,307	1,909
Professional	5,306	7,485
Trustee	1,353	1,975
Other	4,022	5,383
Total Expenses	327,647	666,787

Net Investment Income (Loss)	92,374	(173,645)

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	8,967,627	7,366,429
Change in unrealized appreciation/depreciation on investments	1,676,015	11,628,065

Net realized/unrealized gains from investments	10,643,642	18,994,494
Change In Net Assets Resulting From Operations	$10,736,016	$18,820,849

See notes to financial statements.	HSBC PORTFOLIOS 57

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth		Opportunity
	Portfolio		Portfolio
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$92,374	$69,416	$(173,645)	$79,759
Net realized gains (losses) from investments	8,967,627	10,568,671	7,366,429	24,005,437
Change in unrealized appreciation/depreciation
from investments	1,676,015	387,197	11,628,065	(5,303,339)
Change in net assets resulting from operations	10,736,016	11,025,284	18,820,849	18,781,857
Proceeds from contributions	6,039,296	20,411,483	11,789,218	16,493,895
Value of withdrawals	(28,719,437)	(24,898,681)	(17,046,480)	(33,352,902)
Change in net assets resulting from transactions from
investors’ beneficial interest	(22,680,141)	(4,487,198)	(5,257,262)	(16,859,007)
Change in net assets	(11,944,125)	6,538,086	13,563,587	1,922,850

Net Assets:
Beginning of period	105,288,887	98,750,801	141,324,402	139,401,552
End of period	$93,344,762	$105,288,887	$154,887,989	$141,324,402

58	HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

			Ratio/Supplementary Data
						Ratios of
					Ratio of Net	Expenses
				Ratio of Net	Investment	to Average
			Net Assets at	Expenses to	Income (Loss)	Net Assets
	Total		End of Period	Average Net	to Average Net	(Excluding Fee	Portfolio
	Return(a)		(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
GROWTH PORTFOLIO
Year Ended October 31, 2007	31.11%		$89,686	0.62%	0.45%	0.62%	57%
Year Ended October 31, 2008	(37.75	)%(c)	81,942	0.62%	0.19%	0.62%	158%
Year Ended October 31, 2009	19.31%		88,163	0.69%	0.17%	0.69%	66%
Year Ended October 31, 2010	20.34%		98,751	0.68%	(0.04)%	0.68%	89%
Year Ended October 31, 2011	11.07%		105,289	0.66%	0.07%	0.66%	56%
Six Months Ended April 30, 2012 (Unaudited)	12.80%		93,345	0.70%	0.20%	0.70%	20%
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2007	30.54%		$224,268	0.91%	(0.55)%	0.91%	69%
Year Ended October 31, 2008	(35.30)%		127,970	0.87%	(0.46)%	0.87%	80%
Year Ended October 31, 2009	15.41%		129,748	0.90%	(0.37)%	0.90%	65%
Year Ended October 31, 2010	28.74%		139,402	0.89%	(0.35)%	0.89%	68%
Year Ended October 31, 2011	12.40%		141,324	0.88%	0.05%	0.88%	69%
Six Months Ended April 30, 2012 (Unaudited)	13.71%		154,888	0.90%	(0.23)%	0.90%	32%

(a)	Not annualized for period less than one year.
(b)	Annualized for periods less than one year.
(c)	During the year ended October 31, 2008, Winslow Capital Management, Inc. reimbursed $64,658 to the Growth Portfolio related to violations of certain investment policies and limitations. The corresponding impact to total return was 0.08%.

See notes to financial statements.	HSBC PORTFOLIOS 59

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited)

1. Organization:

     The HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolio Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,’’ collectively the “Portfolios’’):

Portfolio	Short Name
HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio)	Growth Portfolio

HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio)	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board’’) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes HSBC Advisor Funds Trust and HSBC Funds (formerly, HSBC Investor Funds) collectively (the “Trusts’’). Financial statements for all other funds of the Trusts are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     Investment transactions are accounted for not later than on business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

     Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the HSBC Family of Funds in relation to net assets or on another reasonable basis.

60       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Federal Income Taxes:

     Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios’ ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

     Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     For the period ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

HSBC PORTFOLIOS       61

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     The following is a summary of the valuation inputs used as of April 30, 2012 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks (a)	90,588,920	—	—	90,588,920
Investment Company	2,440,887	—	—	2,440,887
Total Investment Securities	93,029,807	—	—	93,029,807

Opportunity Portfolio
Investment Securities:
Common Stocks (a)	148,468,463	—	—	148,468,463
Investment Company	6,231,280	—	—	6,231,280
Total Investment Securities	154,699,743	—	—	154,699,743
____________________
(a) For detailed investment categorizations, see the accompanying Schedules of Portfolio Investments.

     The Portfolio Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2012 from the valuation input levels used on October 31, 2011.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will have no effect on each Portfolio’s net assets. At this time, management is evaluating the impact of ASU No. 2011-04 on the financial statement disclosures.

4. Related Party Transactions and Other Agreements:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, Inc. (“Winslow’’) and Westfield Capital Management Company, L.P. (“Westfield’’) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, and are paid for their services directly by the respective Portfolios.

     For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated with HSBC:	Fee Rate(%)*
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________
*

The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

62       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets.

     Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waiver/reimbursements may be stopped at any time.

Administration:

     HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the Portfolios and HSBC Funds and HSBC Advisor Fund that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the HSBC Funds and HSBC Advisor Fund, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $140,088 for the period ended April 30, 2012, plus reimbursement of certain expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals as employees of Citi.

Fund Accounting:

     Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

Independent Trustees:

     Prior to January 1, 2012, the Trusts, in the aggregate, paid each Independent Trustee an annual retainer of $63,000, a fee of $5,000 for each regular meeting of the Board of Trustees attended, a fee of $3,000 for each special telephonic meeting attended, and a fee of $5,000 for each special in-person meeting attended. The Trusts also paid each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee served as a Committee member as well as a fee of $3,000 for each Committee meeting attended. Additionally, the Trusts paid each Committee Chair an annual retainer of $6,000, with the exception of the Chair of the Audit Committee, who received a retainer of $8,000. The Trusts also paid Chairman of the Board, an additional annual retainer of $20,000, as well as an additional $4,000 for each regular meeting of the Board attended. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

     Effective January 1, 2012, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit

HSBC PORTFOLIOS       63

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Committee, who receives a retainer of $6,000. The Trusts also pay Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2012 were as follows:

Portfolio Name	Purchases	Sales
Growth Portfolio	$18,837,965	$40,532,187
Opportunity Portfolio	46,007,974	51,825,486

     For the period ended April 30, 2012, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

     At April 30, 2012, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)*
Growth Portfolio	68,243,244	25,426,536	(639,973)	24,786,563
Opportunity Portfolio	132,084,921	29,229,252	(6,614,430)	22,614,822
____________________
* The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

64       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Investment Advisor Contract Approval (Unaudited)

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”) review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds (formerly, HSBC Investor Funds), HSBC Advisor Funds Trust and HSBC Portfolios (formerly, HSBC Investor Portfolios) (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2012 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

I. Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person on December 15-16, 2011 and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met on November 29 and December 15, 2011 to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub- Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub- Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper Inc.; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on materials provided by Lipper Inc.; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. In this regard, counsel to the Independent Trustees advised the Independent Trustees with respect to their deliberations during the process and their fiduciary obligations under Section 15(c) of the 1940 Act.

     On November 29, 2011, the Contracts Committee convened and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Administration Agreement; (ii) the Trusts’ arrangements with the Sub-Advisers and the Funds advised by the Sub-Advisers; (iii) the fees and performance record of the Funds that are money market funds (“Money Market Funds”); and (iv) compliance matters. At the conclusion of the meeting, the Committee requested certain additional information from the Adviser with respect to other accounts managed by the Adviser and pricing information regarding certain Funds, among other matters. The Contracts Committee also convened on December 15, 2011 to discuss, among other things: (i) the Adviser’s investment advisory arrangements with respect to the Aggressive Strategy Fund, Balanced Strategy Fund, Conservative Strategy Fund, and Moderate Strategy Fund (collectively, the “World Selection Funds”); (ii) the HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund); (iii) certain subadvisory fee breakpoints; (iv) services provided to the Funds under the Ancillary Agreements; and (v) the Adviser’s response to the follow-up questions posed by the Contracts Committee following the November 29, 2011 Contracts Committee meeting. Following the December 15, 2011 Contracts Committee meeting, the members of the Contracts Committee determined to recommend to the Board, including the Independent Trustees, that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 15-16, 2011, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

HSBC PORTFOLIOS       65

HSBC PORTFOLIOS

Investment Advisor Contract Approval (Unaudited) (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the emerging markets debt Funds, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets; (iv) the liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Frontier Markets Fund. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees considered the relative underperformance of the World Selection Funds in light of data provided by Lipper Inc., and representations by the Adviser regarding market factors that contributed to the relative underperformance, as well as their investment outlook. In the context of the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio), the Independent Trustees favorably noted the consistent performance record of the Portfolio. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to retain non-negative performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper Inc. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

66       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Investment Advisor Contract Approval (Unaudited) (continued)

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the subadvisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC PORTFOLIOS       67

HSBC PORTFOLIOS

Table of Shareholder Expenses—as of April 30, 2012 (Unaudited)

     As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Portfolio	$1,000.00	$1,128.00	$3.70	0.70%
Opportunity Portfolio	1,000.00	1,137.10	4.78	0.90%
____________________

*

Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Portfolio	$1,000.00	$1,021.38	$3.52	0.70%
Opportunity Portfolio	1,000.00	1,020.39	4.52	0.90%
____________________

*

Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

68       HSBC PORTFOLIOS

     Other Information:

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

     The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

     An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC PORTFOLIOS       69

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
       HSBC Growth Portfolio
       Winslow Capital Management, Inc.
       4720 IDS Tower
       80 South Eighth Street
       Minneapolis, MN 55402

       HSBC Opportunity Portfolio
       Westfield Capital Management Company, L.P.
       One Financial Center
       Boston, MA 02111

SHAREHOLDER SERVICING AGENTS
       For HSBC Bank USA, N.A. and
       HSBC Securities (USA) Inc. Clients
       HSBC Bank USA, N.A.
       452 Fifth Avenue
       New York, NY 10018
       1-888-525-5757

       For All Other Shareholders
       HSBC Funds
       P.O. Box 182845
       Columbus, OH 43218
       1-800-782-8183

TRANSFER AGENT
Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR
Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

The HSBC Family of Funds are distributed by Foreside Distribution Services, L.P. This document must be preceded or accompanied by a current prospectus for the HSBC Funds, which you should read carefully before you invest or send money.

— NOT FDIC INSURED	— NO BANK GUARANTEE	— MAY LOSE VALUE

HSB-SAR-WS-0612	6/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC PORTFOLIOS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 27, 2012

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 27, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards
Treasurer

Date	June 27, 2012